UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
 		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2006

DATE OF REPORTING PERIOD:  MARCH 31, 2006

Item 1.  Reports to Stockholders

		The semi-annual report to stockholders follows.


[First Investors Logo]

EQUITY FUNDS


TOTAL RETURN

VALUE

BLUE CHIP

GROWTH & INCOME

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

GLOBAL


SEMI-ANNUAL REPORT
March 31, 2006

Equity Market Overview
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

With a robust domestic economy as a backdrop, the U.S. stock market performed well during the reporting period. Smaller stocks were the strongest performers, as the Russell 2000 (a leading benchmark for small-cap stocks), and the S&P 400 Mid-Cap Index posted returns of 14.6% and 10.6%, respectively. Larger-cap stocks also posted solid results, with the S&P 500 Index advancing 5.4% during the reporting period.

The economy sputtered to a 1.7% growth rate in the fourth quarter of 2005 following Hurricane Katrina, but came roaring back in the first quarter of 2006 at 4.8%, the strongest growth in over two years. The unemployment rate fell to a cycle low of 4.7% in January, and personal income and consumption showed strong growth despite some regional evidence of a softening housing market. Investment by corporations picked up substantially in the first quarter of 2006. Inflation moved lower during the reporting period as oil prices moderated. Excluding food and energy, the rate of inflation was stable at 2.1% over the past twelve months.

Nonetheless, the Federal Reserve ("the Fed") was concerned that continued economic strength and high energy prices were a potential threat to price stability. Consequently, the Fed raised the benchmark federal funds rate four times from 3.75% to 4.75%. The Fed has now raised rates fifteen times since June 2004.

The stock market's performance followed divergent paths over the reporting period. Stocks were lackluster during the last three months of 2005, as most major market indexes struggled to post low single digit gains. High energy prices placed a tax on businesses and consumers and the steady rise of short-term interest rates decelerated corporate and consumer borrowing. However, stocks surged forward in the first quarter of 2006, posting their best first quarter since 1999. Most major market indexes had solid gains and small-cap stocks led the rally. The Russell 2000 jumped nearly 14% and ended the quarter at a record high. Large caps also performed well, as the S&P 500 increased nearly 4% for the quarter to pull within reach of its all-time high, hit six years ago in January 2000. Much of the market's momentum can be traced to investors' anticipation that the Fed was nearly finished with its rate tightening campaign. Stock valuation levels appear reasonable, as corporate earnings continue to outperform expectations. Solid fundamentals and a stable interest rate environment are a prescription for better markets.

FIRST INVESTORS EQUITY FUNDS

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
First Investors Management Company, Inc.

May 1, 2006

This Market Overview is not part of the Funds' financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Understanding Your Fund's Expenses
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (on Class A shares only), contingent deferred sales charges on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2005, and held for the entire six-month period ended March 31, 2006. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning      Ending
                                                   Account       Account       Expenses Paid
                                                    Value         Value        During Period
                                                  (10/1/05)     (3/31/06)    (10/1/05-3/31/06)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00     $1,056.14            $7.28
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,017.85            $7.14
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00     $1,051.93           $10.85
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,014.36           $10.65
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.42% for Class A shares and 2.12% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           15.3%
Consumer Discretionary                               13.5%
Information Technology                               12.9%
Industrials                                          12.6%
Health Care                                           8.8%
Mortgage-Backed Certificates                          5.7%
Energy                                                5.5%
Consumer Staples                                      5.5%
U.S. Government Agency Obligations                    5.1%
Materials                                             4.2%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.

Portfolio of Investments
TOTAL RETURN FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--66.5%
              Consumer Discretionary--11.9%
    64,800    Blockbuster, Inc. - Class "A"                                                       $257,256          $7
    46,650    CBS Corporation - Class "B"                                                        1,118,667          33
    22,700    Claire's Stores, Inc.                                                                824,237          24
    61,500    Clear Channel Communications, Inc.                                                 1,784,115          52
    75,700  * Cost Plus, Inc.                                                                    1,294,470          38
    70,700    Dollar General Corporation                                                         1,249,269          36
    61,000  * Eddie Bauer Holdings, Inc.                                                           786,900          23
    15,500    Genuine Parts Company                                                                679,365          20
   108,700    H&R Block, Inc.                                                                    2,353,355          69
    33,300  * Helen of Troy, Ltd.                                                                  705,960          21
    42,900    Home Depot, Inc.                                                                   1,814,670          53
    16,900    J.C. Penney Company, Inc. (Holding Co.)                                            1,020,929          30
    23,400    Jones Apparel Group, Inc.                                                            827,658          24
    45,900    Kenneth Cole Productions, Inc. - Class "A"                                         1,271,430          37
    83,600    Leggett & Platt, Inc.                                                              2,037,332          59
    65,800  * Lincoln Educational Services Corporation                                           1,115,310          32
    65,600    McDonald's Corporation                                                             2,254,016          66
    57,200  * Morgans Hotel Group Company                                                        1,010,152          29
    53,800    Movado Group, Inc.                                                                 1,241,704          36
    67,300    Newell Rubbermaid, Inc.                                                            1,695,287          49
    79,500    Orient-Express Hotels, Ltd.                                                        3,118,785          91
    25,900    Polo Ralph Lauren Corporation - Class "A"                                          1,569,799          46
   116,600  * Prestige Brands Holdings, Inc.                                                     1,419,022          41
   102,400  * Quiksilver, Inc.                                                                   1,419,264          41
    74,500    RadioShack Corporation                                                             1,432,635          42
     7,100    Ross Stores, Inc.                                                                    207,249           6
    56,800    Russell Corporation                                                                  783,840          23
    25,500    Sherwin-Williams Company                                                           1,260,720          37
    36,900  * Steiner Leisure, Ltd.                                                              1,494,450          43
    21,200  * Tommy Hilfiger Corporation                                                           349,164          10
    27,150  * Viacom, Inc. - Class "B"                                                           1,053,420          31
   141,300    Westwood One, Inc.                                                                 1,559,952          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                41,010,382       1,194
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--3.8%
    41,900    Altria Group, Inc.                                                                 2,969,034          86
    59,300    Avon Products, Inc.                                                                1,848,381          54
    15,300    Coca-Cola Company                                                                    640,611          18
    14,800    Kimberly-Clark Corporation                                                           855,440          25
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    88,800    Nu Skin Enterprises, Inc. - Class "A"                                             $1,556,664         $45
    15,300    PepsiCo, Inc.                                                                        884,187          26
    23,100    Procter & Gamble Company                                                           1,331,022          39
    28,155    Tootsie Roll Industries, Inc.                                                        824,098          24
    27,500    Wal-Mart Stores, Inc.                                                              1,299,100          38
    27,700    WD-40 Company                                                                        854,545          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,063,082         380
----------------------------------------------------------------------------------------------------------------------
              Energy--5.5%
    12,200    Anadarko Petroleum Corporation                                                     1,232,322          36
    30,700    Chesapeake Energy Corporation                                                        964,287          28
    27,700    ConocoPhillips                                                                     1,749,255          51
    35,700    ExxonMobil Corporation                                                             2,172,702          63
     5,093    Marathon Oil Corporation                                                             387,934          11
    24,600    Noble Corporation                                                                  1,995,060          58
     5,000  * PHI, Inc. - Non Voting Shares                                                        183,600           6
    35,000    Sasol, Ltd. (ADR)                                                                  1,324,050          39
    46,500    Suncor Energy, Inc.                                                                3,581,430         104
    18,300  * Swift Energy Company                                                                 685,518          20
    37,300  * Transocean, Inc.                                                                   2,995,190          87
    36,866    XTO Energy, Inc.                                                                   1,606,252          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,877,600         550
----------------------------------------------------------------------------------------------------------------------
              Financials--10.6%
    15,400    American Express Company                                                             809,270          24
    27,600    American International Group, Inc.                                                 1,824,084          53
     3,080    Ameriprise Financial, Inc.                                                           138,785           4
    18,600    Astoria Financial Corporation                                                        575,856          17
    60,706    Bank of America Corporation                                                        2,764,551          81
    47,000    Brookline Bancorp, Inc.                                                              728,030          21
    46,400    Citigroup, Inc.                                                                    2,191,472          64
    61,500    Colonial BancGroup, Inc.                                                           1,537,500          45
    18,500    Endurance Specialty Holdings, Ltd.                                                   602,175          18
    15,400    Fannie Mae                                                                           791,560          23
    47,700    JPMorgan Chase & Company                                                           1,986,228          58
    11,500    Lehman Brothers Holdings, Inc.                                                     1,662,095          48
    32,600    Merrill Lynch & Company, Inc.                                                      2,567,576          75
    48,300    Montpelier Re Holdings, Ltd.                                                         787,290          23
    27,700    Morgan Stanley                                                                     1,740,114          51
    27,700    National City Corporation                                                            966,730          28
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    69,900    New York Community Bancorp, Inc.                                                  $1,224,648         $36
    76,900    NewAlliance Bancshares, Inc.                                                       1,109,667          32
    78,332    North Fork Bancorporation, Inc.                                                    2,258,312          66
    23,000    Plum Creek Timber Company, Inc. (REIT)                                               849,390          25
    36,900    South Financial Group, Inc.                                                          964,935          28
    61,500    Sovereign Bancorp, Inc.                                                            1,347,465          39
    46,100    U.S. Bancorp                                                                       1,406,050          41
    36,345    U.S.B. Holding Company, Inc.                                                         833,754          24
    30,900    Wachovia Corporation                                                               1,731,945          50
    33,800    Washington Mutual, Inc.                                                            1,440,556          42
    21,500    Wells Fargo & Company                                                              1,373,205          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                36,213,243       1,056
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.2%
    49,400    Abbott Laboratories                                                                2,098,018          61
    27,800    Aetna, Inc.                                                                        1,366,092          40
    14,400  * Amgen, Inc.                                                                        1,047,600          31
    31,000  * Andrx Corporation                                                                    735,940          21
     8,126    Baxter International, Inc.                                                           315,370           9
    30,500  * Boston Scientific Corporation                                                        703,025          21
    27,500  * Charles River Laboratories International, Inc.                                     1,348,050          39
     6,200  * Genentech, Inc.                                                                      523,962          15
    41,900    Johnson & Johnson                                                                  2,481,318          72
    15,300  * Laboratory Corporation of America Holdings                                           894,744          26
    16,700    Medicis Pharmaceutical Corporation - Class "A"                                       544,420          16
    15,400    Medtronic, Inc.                                                                      781,550          23
    24,700    Merck & Company, Inc.                                                                870,181          25
    15,500  * Momenta Pharmaceuticals, Inc.                                                        304,730           9
   124,080    Pfizer, Inc.                                                                       3,092,074          90
    26,100    Sanofi-Aventis (ADR)                                                               1,238,445          36
    12,400    Stryker Corporation                                                                  549,816          16
    67,600  * Thermo Electron Corporation                                                        2,507,284          73
    23,000  * Triad Hospitals, Inc.                                                                963,700          28
    17,050    UnitedHealth Group, Inc.                                                             952,413          28
    23,200  * Waters Corporation                                                                 1,001,080          29
    24,500  * WellPoint, Inc.                                                                    1,897,035          55
    43,300    Wyeth                                                                              2,100,916          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,317,763         824
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials--9.9%
    35,300    3M Company                                                                        $2,671,857         $78
    15,500    Alexander & Baldwin, Inc.                                                            739,040          21
    31,300    American Standard Companies, Inc.                                                  1,341,518          39
    28,300  * BE Aerospace, Inc.                                                                   710,896          21
    52,300    Briggs & Stratton Corporation                                                      1,849,851          54
    22,100    Burlington Northern Santa Fe Corporation                                           1,841,593          54
   155,300    Cendant Corporation                                                                2,694,455          78
    11,100    Eaton Corporation                                                                    809,967          24
    47,800  * Gardner Denver, Inc.                                                               3,116,560          91
    15,300    Harsco Corporation                                                                 1,264,086          37
    59,500    Honeywell International, Inc.                                                      2,544,815          74
    14,100    Illinois Tool Works, Inc.                                                          1,357,971          39
    87,900    Knoll, Inc.                                                                        1,874,028          55
    18,300    Lockheed Martin Corporation                                                        1,374,879          40
    76,500  * Navigant Consulting, Inc.                                                          1,633,275          48
    27,600    Northrop Grumman Corporation                                                       1,884,804          55
    22,700  * Pike Electric Corporation                                                            476,927          14
    61,300  * Pinnacle Airlines Corporation                                                        408,258          12
    18,500    Pitney Bowes, Inc.                                                                   794,205          23
    27,300  * TAL International Group , Inc.                                                       658,203          19
    46,700    Tyco International, Ltd.                                                           1,255,296          36
    44,900    United Technologies Corporation                                                    2,602,853          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,905,337         988
----------------------------------------------------------------------------------------------------------------------
              Information Technology--12.6%
    33,900    Amphenol Corporation - Class "A"                                                   1,768,902          52
    74,600  * Cisco Systems, Inc.                                                                1,616,582          47
    50,800  * Electronics for Imaging, Inc.                                                      1,420,876          41
   107,600  * EMC Corporation                                                                    1,466,588          43
    85,700  * Entrust, Inc.                                                                        385,650          11
    37,076    First Data Corporation                                                             1,735,898          51
    72,300    Hewlett-Packard Company                                                            2,378,670          69
    53,800    Intel Corporation                                                                  1,041,030          30
    33,800    International Business Machines Corporation                                        2,787,486          81
    15,500  * International Rectifier Corporation                                                  642,165          19
    18,000  * Lam Research Corporation                                                             774,000          23
   107,600    Microsoft Corporation                                                              2,927,796          85
    82,700    Motorola, Inc.                                                                     1,894,657          55
    30,700  * NCI, Inc. - Class "A"                                                                429,800          13
   116,500    Nokia Corporation - Class "A" (ADR)                                                2,413,880          70
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    50,200  * OmniVision Technologies, Inc.                                                     $1,516,040         $44
    56,300  * Openwave Systems, Inc.                                                             1,214,954          35
    34,200  * Palm, Inc.                                                                           792,072          23
    83,000  * Paxar Corporation                                                                  1,624,310          47
    39,100  * Polycom, Inc.                                                                        847,688          25
    41,500    QUALCOMM, Inc.                                                                     2,100,315          61
     9,400  * SanDisk Corporation                                                                  540,688          16
    66,200  * Silicon Image, Inc.                                                                  682,522          20
   131,700  * Smart Modular Technologies (WWH), Inc.                                             1,191,885          35
    19,800    StarTek, Inc.                                                                        466,488          14
   102,300  * Symantec Corporation                                                               1,721,709          50
    59,834    Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                   601,930          18
    29,200  * Tech Data Corporation                                                              1,077,772          31
   108,500  * TIBCO Software, Inc.                                                                 907,060          26
    28,000  * Varian Semiconductor Equipment Associates, Inc.                                      786,240          23
    91,300  * VeriSign, Inc.                                                                     2,190,287          64
    55,000    Xilinx, Inc.                                                                       1,400,300          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                43,346,240       1,263
----------------------------------------------------------------------------------------------------------------------
              Materials--2.8%
    21,400    Ashland, Inc.                                                                      1,521,112          44
    24,500    Dow Chemical Company                                                                 994,700          29
    18,900    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                   1,129,653          33
    37,500    Lubrizol Corporation                                                               1,606,875          47
    13,800    PPG Industries, Inc.                                                                 874,230          26
    18,500    Praxair, Inc.                                                                      1,020,275          30
    61,500    RPM International, Inc.                                                            1,103,310          32
    28,000    Temple-Inland, Inc.                                                                1,247,400          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,497,555         277
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.6%
    50,600    AT&T, Inc.                                                                         1,368,224          40
    23,000    Verizon Communications, Inc.                                                         783,380          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,151,604          63
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount      Security                                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--.6%
    35,300    Atmos Energy Corporation                                                            $929,449         $27
    23,000    Consolidated Edison, Inc.                                                          1,000,500          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,929,949          56
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $181.249,201)                                               228,312,755       6,651
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--14.4%
              Aerospace/Defense--.1%
      $500M   Precision Castparts Corp., 5.6%, 2013                                                492,663          14
----------------------------------------------------------------------------------------------------------------------
              Automotive--.1%
       350M   DaimlerChrysler NA Holdings Corp., 6.5%, 2013                                        356,504          10
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.2%
       698M   Rohm & Haas Co., 7.4%, 2009                                                          736,987          21
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--.3%
       900M   Clorox Co., 6.125%, 2011                                                             920,975          27
----------------------------------------------------------------------------------------------------------------------
              Financial--1.3%
              CIT Group, Inc.:
       750M     7.75%, 2012                                                                        827,681          24
       750M     5%, 2015                                                                           709,796          21
              Ford Motor Credit Co.:
       500M     6.5%, 2007                                                                         498,182          15
       500M     7.75%, 2007                                                                        492,480          14
       250M     6.625%, 2008                                                                       236,740           7
     1,000M   HSBC Finance Corp., 5%, 2015                                                         945,551          28
       885M   SLM Corp., 5%, 2015                                                                  838,801          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,549,231         133
----------------------------------------------------------------------------------------------------------------------
              Financial Services--1.8%
     1,000M   Lincoln National Corp., 6.5%, 2008                                                 1,022,102          30
       765M   Marshall & Ilsley Bank, 5.2%, 2017                                                   722,444          21
       500M   Merrill Lynch & Co., 4.79%, 2010                                                     486,630          14
       853M   National City Bank of Kentucky, 6.3%, 2011                                           884,582          26
     1,000M   Nationsbank Corp., 7.8%, 2016                                                      1,161,849          34
     1,000M   State Street Bank & Trust, 5.3%, 2016                                                978,170          28
       737M   Washington Mutual, Inc., 8.25%, 2010                                                 802,797          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,058,574         176
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--.6%
              Bottling Group, LLC:
      $950M     4.625%, 2012                                                                      $906,354         $26
       200M     5%, 2013                                                                           194,215           6
     1,000M   Campbell Soup Co., 4.875%, 2013                                                      957,319          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,057,888          60
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--.8%
       600M   Delhaize America, Inc., 8.125%, 2011                                                 650,723          19
     1,000M   Kroger Co., 7.8%, 2007                                                             1,030,088          30
       996M   Safeway, Inc., 7%, 2007                                                            1,016,931          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,697,742          79
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--.6%
     1,100M   International Paper Co., 6.75%, 2011                                               1,143,731          34
       700M   Weyerhaeuser Co., 6.75%, 2012                                                        729,600          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,873,331          55
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.2%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         806,250          23
----------------------------------------------------------------------------------------------------------------------
              Health Care--.5%
     1,000M   HCA, Inc., 5.25%, 2008                                                               987,808          29
       800M   Wyeth, 6.95%, 2011                                                                   849,058          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,836,866          54
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.3%
       900M   International Business Machines Corp., 7.5%, 2013                                  1,012,316          30
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--1.0%
     1,000M   Dover Corp., 4.875%, 2015                                                            950,197          28
     1,000M   Ingersoll-Rand Co., 4.75%, 2015                                                      940,265          27
       700M   Newell Rubbermaid, Inc., 6.75%, 2012                                                 727,855          21
       900M   United Technologies Corp., 7.125%, 2010                                              961,988          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,580,305         104
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--.5%
      $750M   Comcast Cable Communications, Inc., 7.125%, 2013                                    $795,167         $23
       800M   Cox Communications, Inc., 5.5%, 2015                                                 757,256          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,552,423          45
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--.6%
       750M   AOL Time Warner, Inc., 6.75%, 2011                                                   778,656          23
       500M   Time Warner, Inc., 6.875%, 2018                                                      519,532          15
       705M   Viacom, Inc., 8.625%, 2012                                                           797,833          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,096,021          61
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--.7%
     1,000M   Alcan, Inc., 5%, 2015                                                                944,730          27
     1,000M   Alcoa, Inc., 6%, 2012                                                              1,021,739          30
       500M   Thiokol Corp., 6.625%, 2008                                                          510,677          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,477,146          72
----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--1.1%
     1,500M   Boston Properties, Inc., 5%, 2015                                                  1,408,442          41
       700M   EOP Operating LP, 8.1%, 2010                                                         760,904          22
       700M   Mack-Cali Realty LP, 7.75%, 2011                                                     756,569          22
       800M   Simon Property Group LP, 7.375%, 2018                                                883,325          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,809,240         111
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--.2%
       500M   Federated Department Stores, Inc., 7.45%, 2017                                       555,475          16
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.4%
       600M   SBC Communications, Inc., 6.25%, 2011                                                616,331          18
       600M   Verizon New York, Inc., 6.875%, 2012                                                 617,075          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,233,406          36
----------------------------------------------------------------------------------------------------------------------
              Transportation--.8%
              Burlington Northern Santa Fe Corp.:
       250M     6.75%, 2011                                                                        263,911           8
       700M     4.875%, 2015                                                                       668,162          19
       500M     8.125%, 2020                                                                       607,560          18
     1,000M   Union Pacific Corp., 7.375%, 2009                                                  1,058,183          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,597,816          76
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.7%
    $1,000M   Arizona Public Service Co., 5.5%, 2035                                              $868,721         $25
     1,000M   Carolina Power & Light, Inc., 5.15%, 2015                                            963,287          28
       750M   Consumers Energy Co., 6.375%, 2008                                                   759,590          22
       576M   DPL, Inc., 6.875%, 2011                                                              603,536          18
       750M   Duke Capital Corp., 8%, 2019                                                         877,805          26
       900M   PP&L Capital Funding, Inc., 8.375%, 2007                                             925,783          27
       900M   Public Service Electric & Gas Co., 6.75%, 2016                                       972,083          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,970,805         174
----------------------------------------------------------------------------------------------------------------------
              Waste Management--.6%
              Waste Management, Inc.:
     1,000M     6.875%, 2009                                                                     1,040,491          31
     1,000M     7%, 2028                                                                         1,073,680          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,114,171          62
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $50,256,762)                                               49,386,135       1,439
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--5.7%
              Fannie Mae--4.8%
    13,036M   5.5%, 4/1/33-8/1/35                                                               12,745,336         371
     1,176M   6.5%, 11/1/33                                                                      1,211,375          36
     2,273M   7%, 3/1/32-8/1/32                                                                  2,367,010          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,323,721         476
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--.9%
     3,151M   6%, 9/1/32-10/1/35                                                                 3,154,564          92
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $19,802,284)                                  19,478,285         568
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--5.0%
              Fannie Mae:
     5,000M     5.4%, 2013                                                                       4,921,185         143
     5,000M     6%, 2015                                                                         4,934,425         143
              Federal Farm Credit Bank:
     4,650M     4.94%, 2012                                                                      4,526,984         132
     3,000M     5.33%, 2013                                                                      2,954,574          86
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $17,640,030)                                                                            17,337,168         504
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
     Amount                                                                                                 $10,000 of
  or Shares   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--3.1%
    $5,185M   Hawkins TX, Indpt. Sch. Dist., 5%, 2031                                           $5,366,475        $156
     2,000M   Jefferson Cnty., AL, Ltd. Oblig. Sch. Wts.,
                5%, 2024                                                                         2,057,500          60
     1,500M   Nassau Cnty., NY, Tobacco Settlement Corp.,
                5.125%, 2046                                                                     1,452,135          42
     1,500M   Tobacco Settlement Fing. Corp., NJ, Rev. Bonds,
                6.75%, 2039                                                                      1,678,125          49
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,359,842)                                               10,554,235         307
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--.5%
              Financials
    15,400    Chubb Corp., 7%, 2006 - Series "B"                                                   527,450          15
    16,400    Hartford Financial Services Group, Inc., 6%,
                2006 - Class "A"                                                                 1,174,650          34
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $1,834,048)                                    1,702,100          49
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--2.4%
    $8,500M   U.S. Treasury Notes, 4.5%, 2016 (cost $8,463,821)                                  8,269,574         241
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--.2%
              Transportation
       650M   Continental Airlines, Inc., 8.388%, 2020
                (cost $673,620)                                                                    622,609          18
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--2.1%
     7,300M   Freddie Mac, 4.53%, 4/3/06 (cost $7,298,160)                                       7,298,160         213
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $297,577,768)                                     99.9%       342,961,021       9,990
Other Assets, Less Liabilities                                                       .1            334,811          10
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%      $343,295,832     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR American Depositary Receipts

  REIT Real Estate Investment Trust


See notes to financial statements


Fund Expenses
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                           Beginning          Ending
                                            Account           Account         Expenses Paid
                                             Value             Value          During Period
                                           (10/1/05)         (3/31/06)     (10/1/05-3/31/06)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                     $1,000.00        $1,084.94            $7.49
Hypothetical
  (5% annual return before expenses)       $1,000.00        $1,017.75            $7.24
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                     $1,000.00        $1,080.88           $11.10
Hypothetical
  (5% annual return before expenses)       $1,000.00        $1,014.26           $10.75
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.44% for Class A shares and 2.14% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).




Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           24.5%
Consumer Discretionary                               16.2%
Consumer Staples                                      9.8%
Industrials                                           8.4%
Energy                                                8.4%
Materials                                             7.6%
Health Care                                           5.0%
Information Technology                                4.6%
Telecommunication Services                            4.3%
Utilities                                             4.1%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.

Portfolio of Investments
VALUE FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--92.1%
              Consumer Discretionary--16.3%
    27,800    Autoliv, Inc.                                                                     $1,572,924         $47
    63,400    Bob Evans Farms, Inc.                                                              1,883,614          56
    34,300    CBS Corporation - Class "B"                                                          822,514          25
    91,500    Clear Channel Communications, Inc.                                                 2,654,415          79
   159,300    Dollar General Corporation                                                         2,814,831          84
   107,400    Family Dollar Stores, Inc.                                                         2,856,840          85
    46,200    Genuine Parts Company                                                              2,024,946          61
    45,600    H&R Block, Inc.                                                                      987,240          29
    57,400    Home Depot, Inc.                                                                   2,428,020          73
    28,400    J.C. Penney Company, Inc. (Holding Co.)                                            1,715,644          51
    50,600    Jones Apparel Group, Inc.                                                          1,789,722          53
    47,700    Kenneth Cole Productions, Inc. - Class "A"                                         1,321,290          40
    70,974    Kimball International, Inc. - Class "B"                                            1,067,449          32
    72,600    Lee Enterprises, Inc.                                                              2,416,854          72
   101,400    Leggett & Platt, Inc.                                                              2,471,118          74
    23,100    Liz Claiborne, Inc.                                                                  946,638          28
    24,400    Magna International, Inc. - Class "A"                                              1,846,836          55
   105,200    McDonald's Corporation                                                             3,614,672         108
    30,000    Modine Manufacturing Company                                                         885,000          26
    78,100    Natuzzi SpA (ADR)                                                                    570,130          17
    77,700    New York Times Company - Class "A"                                                 1,966,587          59
    42,500    Newell Rubbermaid, Inc.                                                            1,070,575          32
    63,100    Outback Steakhouse, Inc.                                                           2,776,400          83
   141,800    Pearson PLC (ADR)                                                                  1,963,930          59
    82,100    Talbots, Inc.                                                                      2,206,027          66
   109,600    Time Warner, Inc.                                                                  1,840,184          55
    87,500    Tribune Company                                                                    2,400,125          72
   127,500    Walt Disney Company                                                                3,555,975         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                54,470,500       1,627
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.8%
    75,600    Anheuser-Busch Companies, Inc.                                                     3,233,412          97
    71,400    Avon Products, Inc.                                                                2,225,538          66
    77,700    Coca-Cola Company                                                                  3,253,299          97
    59,400    ConAgra Foods, Inc.                                                                1,274,724          38
    26,241    Del Monte Foods Company                                                              311,218           9
    45,200    Diageo PLC (ADR)                                                                   2,867,036          86
    42,200    Estee Lauder Companies, Inc. - Class "A"                                           1,569,418          47
    15,900    Fomento Economico Mexicano SA de CV (ADR)                                          1,457,394          44
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    53,800    H.J. Heinz Company                                                                $2,040,096         $61
    37,800    Kimberly-Clark Corporation                                                         2,184,840          65
    86,600    Kraft Foods, Inc. - Class "A"                                                      2,624,846          78
    52,500    Ruddick Corporation                                                                1,276,275          38
   135,400    Sara Lee Corporation                                                               2,420,952          72
    58,200    Tasty Baking Company                                                                 465,600          14
   106,700    The Topps Company, Inc.                                                              935,759          28
    39,100    UST, Inc.                                                                          1,626,560          49
    65,300    Wal-Mart Stores, Inc.                                                              3,084,772          92
----------------------------------------------------------------------------------------------------------------------
                                                                                                32,851,739         981
----------------------------------------------------------------------------------------------------------------------
              Energy--8.4%
    24,500    Anadarko Petroleum Corporation                                                     2,474,745          74
    42,900    BP PLC (ADR)                                                                       2,957,526          88
    66,117    Chevron Corporation                                                                3,832,802         114
    51,400    ConocoPhillips                                                                     3,245,910          97
    38,500    Diamond Offshore Drilling, Inc.                                                    3,445,750         103
    23,424    Kerr-McGee Corporation                                                             2,236,524          67
    54,400    Marathon Oil Corporation                                                           4,143,648         124
    49,200    Royal Dutch Shell PLC - Class "A" (ADR)                                            3,063,192          91
    52,600    Tidewater, Inc.                                                                    2,905,098          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,305,195         845
----------------------------------------------------------------------------------------------------------------------
              Financials--24.0%
    45,300    A.G. Edwards, Inc.                                                                 2,258,658          68
    14,600    ACE, Ltd.                                                                            759,346          23
    15,700    Allstate Corporation                                                                 818,127          24
    47,300    AmSouth Bancorporation                                                             1,279,465          38
   108,700    Amvescap PLC (ADR)                                                                 2,050,082          61
    59,800    Aon Corporation                                                                    2,482,298          74
    95,300    Aspen Insurance Holdings, Ltd.                                                     2,350,098          70
    35,100    Assured Guaranty, Ltd.                                                               877,500          26
   134,400    Bank Mutual Corporation                                                            1,591,296          48
    88,266    Bank of America Corporation                                                        4,019,634         120
    94,900    Bank of New York Company, Inc.                                                     3,420,196         102
    69,300    Brookfield Asset Management, Inc. - Class "A"                                      3,815,658         114
    50,800    Brookline Bancorp, Inc.                                                              786,892          24
    17,728    Chubb Corporation                                                                  1,691,960          51
    50,247    Cincinnati Financial Corporation                                                   2,113,891          63
    70,100    Citigroup, Inc.                                                                    3,310,823          99
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
VALUE FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    38,000    Comerica, Inc.                                                                    $2,202,860         $66
    56,900    Eagle Hospitality Properties Trust, Inc.                                             573,552          17
    34,700    Erie Indemnity Company - Class "A"                                                 1,826,608          55
    24,800    FBL Financial Group, Inc. - Class "A"                                                854,360          26
    78,400    Hudson City Bancorp, Inc.                                                          1,041,936          31
    30,200    IPC Holdings, Ltd.                                                                   847,110          25
    35,600    Jefferson-Pilot Corporation                                                        1,991,464          60
    85,200    JPMorgan Chase & Company                                                           3,547,728         106
    52,100    KeyCorp                                                                            1,917,280          57
    15,100    Lincoln National Corporation                                                         824,309          25
    42,200    Merrill Lynch & Company, Inc.                                                      3,323,672          99
    34,000    Montpelier Re Holdings, Ltd.                                                         554,200          17
    50,200    Morgan Stanley                                                                     3,153,564          94
   111,400    NewAlliance Bancshares, Inc.                                                       1,607,502          48
    51,200    North Fork Bancorporation, Inc.                                                    1,476,096          44
    29,900    One Liberty Properties, Inc. (REIT)                                                  592,917          18
    50,900    Plum Creek Timber Company, Inc. (REIT)                                             1,879,737          56
    30,100    PMI Group, Inc.                                                                    1,382,192          41
    30,000    PNC Financial Services Group, Inc.                                                 2,019,300          60
    51,300    Protective Life Corporation                                                        2,551,662          76
    82,100    Regions Financial Corporation                                                      2,887,457          86
    15,800    State National Bancshares, Inc.                                                      430,550          13
    37,893    State Street Corporation                                                           2,289,874          68
    32,800    SunTrust Banks, Inc.                                                               2,386,528          71
    26,079    TD Banknorth, Inc.                                                                   765,419          23
    54,000    Waddell & Reed Financial, Inc. - Class "A"                                         1,247,400          37
    41,600    Wells Fargo & Company                                                              2,656,992          79
----------------------------------------------------------------------------------------------------------------------
                                                                                                 80,458,19      32,403
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.0%
    68,800    Abbott Laboratories                                                                2,921,936          87
    38,300    Biomet, Inc.                                                                       1,360,416          41
    41,800    GlaxoSmithKline PLC (ADR)                                                          2,186,558          65
    55,000    Johnson & Johnson                                                                  3,257,100          97
    33,000    Novartis AG (ADR)                                                                  1,829,520          55
   131,500    Pfizer, Inc.                                                                       3,276,980          98
     7,300    Sanofi-Aventis (ADR)                                                                 346,385          10
    82,100    Schering-Plough Corporation                                                        1,559,079          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,737,974         500
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials--8.5%
    29,800    Adesa, Inc.                                                                         $796,852         $24
     2,600    Alexander & Baldwin, Inc.                                                            123,968           4
    27,800    Avery Dennison Corporation                                                         1,625,744          49
    25,500    Baldor Electric Company                                                              863,685          26
   102,700    Cendant Corporation                                                                1,781,845          53
    51,200    Dover Corporation                                                                  2,486,272          74
    58,600    Federal Signal Corporation                                                         1,084,100          32
    44,400    General Dynamics Corporation                                                       2,840,712          85
    71,300    Honeywell International, Inc.                                                      3,049,501          91
    72,800    Masco Corporation                                                                  2,365,272          71
    44,700    Norfolk Southern Corporation                                                       2,416,929          72
    37,800    Pall Corporation                                                                   1,178,982          35
    52,600    Pitney Bowes, Inc.                                                                 2,258,118          67
    16,300    SPX Corporation                                                                      870,746          26
    17,600    Stewart & Stevenson Services, Inc.                                                   642,048          19
    72,400    Tyco International, Ltd.                                                           1,946,112          58
   108,400    Werner Enterprises, Inc.                                                           1,991,308          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,322,194         846
----------------------------------------------------------------------------------------------------------------------
              Information Technology--4.6%
    99,400  * Agile Software Corporation                                                           758,422          23
    46,000    Automatic Data Processing, Inc.                                                    2,101,280          63
    77,200    AVX Corporation                                                                    1,366,440          41
    97,900    Hewlett-Packard Company                                                            3,220,910          96
    48,600    Intel Corporation                                                                    940,410          28
    16,600  * Lexmark International Inc. - Class "A"                                               753,308          22
    90,800    Methode Electronics, Inc.                                                            988,812          30
    57,500    Motorola, Inc.                                                                     1,317,325          39
    92,800    Nokia Corporation - Class "A" (ADR)                                                1,922,816          57
    59,100  * Planar Systems, Inc.                                                                 999,972          30
    57,400    Woodhead Industries, Inc.                                                            952,840          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,322,535         458
----------------------------------------------------------------------------------------------------------------------
              Materials--7.6%
    31,500    Air Products & Chemicals, Inc.                                                     2,116,485          63
    40,200    Albemarle Corporation                                                              1,823,070          55
    60,100    Alcoa, Inc.                                                                        1,836,656          55
   106,830    Chemtura Corporation                                                               1,258,457          38
    56,600    Compass Minerals International, Inc.                                               1,414,434          42
    63,800    Dow Chemical Company                                                               2,590,280          77
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
VALUE FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials (continued)
    71,100    Du Pont (E.I.) de Nemours & Company                                               $3,001,131         $90
    56,300    Glatfelter                                                                         1,031,979          31
    59,500    Lubrizol Corporation                                                               2,549,575          76
    56,100    MeadWestvaco Corporation                                                           1,532,091          46
    73,830    Myers Industries, Inc.                                                             1,180,542          35
   146,000    Sappi, Ltd. (ADR)                                                                  2,153,500          64
    83,900    Sonoco Products Company                                                            2,841,693          85
     4,723    Tronox, Inc. - Class "B"                                                              80,248           2
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,410,141         759
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--4.1%
     9,651    ALLTEL Corporation                                                                   624,902          19
    76,600    AT&T, Inc.                                                                         2,071,264          62
    61,500    BellSouth Corporation                                                              2,130,975          64
    60,400    CT Communications, Inc.                                                              820,836          24
    46,300    D&E Communications, Inc.                                                             520,412          15
    60,100    Nippon Telegraph and Telephone Corporation
                (ADR)                                                                            1,295,155          39
    67,500    Sprint Nextel Corporation                                                          1,744,200          52
    24,000    Telephone & Data Systems, Inc.                                                       946,560          28
    24,000    Telephone & Data Systems, Inc. - Special Shares                                      906,000          27
    73,828    Verizon Communications, Inc.                                                       2,514,582          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,574,886         405
----------------------------------------------------------------------------------------------------------------------
              Utilities--3.8%
    34,250    American States Water Company                                                      1,279,580          38
    36,100    KeySpan Corporation                                                                1,475,407          44
    50,300    MDU Resources Group, Inc.                                                          1,682,535          50
    85,900    NiSource, Inc.                                                                     1,736,898          52
    37,700    Northwest Natural Gas Company                                                      1,337,973          40
    40,300    ONEOK, Inc.                                                                        1,299,675          39
    51,200    Southwest Gas Corporation                                                          1,431,040          43
    48,700    United Utilities PLC (ADR)                                                         1,180,975          35
    50,300    Vectren Corporation                                                                1,326,914          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,750,997         381
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $238,939,468)                                               308,204,354       9,205
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--.4%
              Financials
    56,900    Lehman Brothers Holdings, Inc., 6.25%,
                2007 - Series "GIS" (cost $1,446,983)                                           $1,522,075         $45
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.4%
              Telecommunication Services--.2%
    27,300    Verizon South, Inc., 7%, 2041 - Series "F"                                           689,052          21
----------------------------------------------------------------------------------------------------------------------
              Utilities--.2%
    25,200    Entergy Louisiana, Inc., 7.6%, 2032                                                  637,056          19
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $1,328,111)                                                1,326,108          40
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--.1%
              Utilities
     $500M    Union Electric Co., 6.75%, 2008 (cost $499,569)                                      511,850          15
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--4.0%
    5,500M    Federal Home Loan Bank, 4.44%, 4/5/06                                              5,497,276         164
    8,000M    Freddie Mac, 4.53%, 4/3/06                                                         7,997,984         239
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Agency Obligations
  (cost $13,495,260)                                                                            13,495,260         403
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.1%
    2,000M    General Electric Capital Corp,, 4.72%, 4/3/06                                      1,999,475          60
    8,200M    Toyota Motor Credit Co., 4.75%, 4/6/06                                             8,194,587         245
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $10,194,062)                                    10,194,062         305
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $265,903,453)                                       100.1%    335,253,709      10,013
Excess of Liabilities Over Other Assets                                                (.1)       (437,105)        (13)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $334,816,604     $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

See notes to financial statements


Fund Expenses
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.



----------------------------------------------------------------------------------------------
                                              Beginning        Ending
                                               Account         Account         Expenses Paid
                                                Value           Value          During Period
                                              (10/1/05)       (3/31/06)      (10/1/05-3/31/06)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                       $1,000.00       $1,058.79            $7.60
Hypothetical
(5% annual return before expenses)           $1,000.00       $1,017.55            $7.44
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                       $1,000.00       $1,054.91           $11.17
Hypothetical
(5% annual return before expenses)           $1,000.00       $1,014.06           $10.95
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.48% for Class A shares and 2.18% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           18.9%
Information Technology                               16.2%
Industrials                                          13.0%
Health Care                                          12.5%
Consumer Staples                                     11.2%
Consumer Discretionary                               11.1%
Energy                                                9.7%
Materials                                             2.8%
Telecommunication Services                            2.7%
Utilities                                             1.0%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.

Portfolio of Investments
BLUE CHIP FUND
March 31, 2006


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--99.3%
              Consumer Discretionary--11.1%
    36,200    Best Buy Company, Inc.                                                            $2,024,666         $41
    31,500    Carnival Corporation                                                               1,492,155          30
    81,300    CBS Corporation - Class "B"                                                        1,949,574          40
    51,400    Clear Channel Communications, Inc.                                                 1,491,114          31
    71,996  * Comcast Corporation - Class "A"                                                    1,883,415          39
    48,900  * Comcast Corporation - Special Class "A"                                            1,277,268          26
    31,500  * eBay, Inc.                                                                         1,230,390          25
    99,200    Gap, Inc.                                                                          1,853,056          38
    55,000    H&R Block, Inc.                                                                    1,190,750          24
    79,800    Hilton Hotels Corporation                                                          2,031,708          42
   135,700    Home Depot, Inc.                                                                   5,740,110         118
    54,900  * Kohl's Corporation                                                                 2,910,249          60
    48,700    Lowe's Companies, Inc.                                                             3,138,228          64
   101,100    McDonald's Corporation                                                             3,473,796          71
   158,600    News Corporation - Class "A"                                                       2,634,346          54
    33,100    NIKE, Inc. - Class "B"                                                             2,816,810          58
    73,800    Target Corporation                                                                 3,838,338          79
   258,300    Time Warner, Inc.                                                                  4,336,857          89
    52,800    TJX Companies, Inc.                                                                1,310,496          27
    49,800    Tribune Company                                                                    1,366,014          28
    62,600  * Viacom, Inc. - Class "B"                                                           2,428,880          50
   139,400    Walt Disney Company                                                                3,887,866          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                54,306,086       1,114
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--11.2%
    74,600    Altria Group, Inc.                                                                 5,286,156         108
    68,800    Anheuser-Busch Companies, Inc.                                                     2,942,576          60
    88,600    Avon Products, Inc.                                                                2,761,662          57
   142,900    Coca-Cola Company                                                                  5,983,223         123
    72,400    Coca-Cola Enterprises, Inc.                                                        1,472,616          30
    27,000    Colgate-Palmolive Company                                                          1,541,700          32
    36,800    Costco Wholesale Corporation                                                       1,993,088          41
    95,600    CVS Corporation                                                                    2,855,572          59
    25,600    Estee Lauder Companies, Inc. - Class "A"                                             952,064          20
    32,900    General Mills, Inc.                                                                1,667,372          34
    25,800    Hershey Foods Corporation                                                          1,347,534          28
    55,800    Kimberly-Clark Corporation                                                         3,225,240          66
   104,100    PepsiCo, Inc.                                                                      6,015,939         123
   130,040    Procter & Gamble Company                                                           7,492,905         154
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
BLUE CHIP FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    54,300    Walgreen Company                                                                  $2,341,959         $48
   146,100    Wal-Mart Stores, Inc.                                                              6,901,764         141
----------------------------------------------------------------------------------------------------------------------
                                                                                                54,781,370       1,124
----------------------------------------------------------------------------------------------------------------------
              Energy--9.7%
    39,600    BP PLC (ADR)                                                                       2,730,024          56
    22,000    Burlington Resources, Inc.                                                         2,022,020          41
   172,200    Chevron Corporation                                                                9,982,434         205
    66,000    ConocoPhillips                                                                     4,167,900          86
   231,000    ExxonMobil Corporation                                                            14,058,660         288
    37,300    Halliburton Company                                                                2,723,646          56
    42,100    Schlumberger, Ltd.                                                                 5,328,597         109
    55,100  * Transocean, Inc.                                                                   4,424,530          91
    29,200    Valero Energy Corporation                                                          1,745,576          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                47,183,387         968
----------------------------------------------------------------------------------------------------------------------
              Financials--19.0%
    44,000    ACE, Ltd.                                                                          2,288,440          47
    27,700    Allstate Corporation                                                               1,443,447          30
    89,500    American Express Company                                                           4,703,225          97
   121,600    American International Group, Inc.                                                 8,036,544         165
    17,900    Ameriprise Financial, Inc.                                                           806,574          17
   186,166    Bank of America Corporation                                                        8,478,000         174
   117,700    Bank of New York Company, Inc.                                                     4,241,908          87
       750  * Berkshire Hathaway, Inc. - Class "B"                                               2,259,000          46
    43,100    Capital One Financial Corporation                                                  3,470,412          71
    16,900    Chubb Corporation                                                                  1,612,936          33
   250,500    Citigroup, Inc.                                                                   11,831,115         243
    28,600    Fannie Mae                                                                         1,470,040          30
    40,500    Freddie Mac                                                                        2,470,500          51
    16,900    Goldman Sachs Group, Inc.                                                          2,652,624          54
   170,968    JPMorgan Chase & Company                                                           7,119,107         146
     9,500    Lehman Brothers Holdings, Inc.                                                     1,373,035          28
    40,500    Marsh & McLennan Companies, Inc.                                                   1,189,080          24
    36,600    Mellon Financial Corporation                                                       1,302,960          27
    47,600    Merrill Lynch & Company, Inc.                                                      3,748,976          77
    80,300    Morgan Stanley                                                                     5,044,446         103
    41,000    St. Paul Travelers Companies, Inc.                                                 1,713,390          35
    20,500    SunTrust Banks, Inc.                                                               1,491,580          31
    56,500    U.S. Bancorp                                                                       1,723,250          35
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    75,600    Wachovia Corporation                                                              $4,237,380         $87
    70,200    Washington Mutual, Inc.                                                            2,991,924          61
    65,000    Wells Fargo & Company                                                              4,151,550          85
    18,400    Willis Group Holdings, Ltd.                                                          630,384          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                92,481,827       1,897
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.5%
    93,500    Abbott Laboratories                                                                3,970,945          81
    55,600    Aetna, Inc.                                                                        2,732,184          56
    75,700  * Amgen, Inc.                                                                        5,507,175         113
    39,500    Baxter International, Inc.                                                         1,532,995          31
    95,700  * Boston Scientific Corporation                                                      2,205,885          45
   147,200    Bristol-Myers Squibb Company                                                       3,622,592          74
   166,800    Johnson & Johnson                                                                  9,877,896         203
    80,700    Medtronic, Inc.                                                                    4,095,525          84
    69,600    Merck & Company, Inc.                                                              2,452,008          50
    89,300    Novartis AG (ADR)                                                                  4,950,792         101
   367,060    Pfizer, Inc.                                                                       9,147,135         188
    10,900    Sanofi-Aventis (ADR)                                                                 517,205          11
    11,000    Stryker Corporation                                                                  487,740          10
    36,800    Teva Pharmaceutical Industries, Ltd. (ADR)                                         1,515,424          31
    26,400  * Triad Hospitals, Inc.                                                              1,106,160          23
    80,800    UnitedHealth Group, Inc.                                                           4,513,488          93
    60,100    Wyeth                                                                              2,916,052          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                61,151,201       1,254
----------------------------------------------------------------------------------------------------------------------
              Industrials--13.0%
    51,100    3M Company                                                                         3,867,759          79
    36,600    Boeing Company                                                                     2,852,238          58
    63,000    Caterpillar, Inc.                                                                  4,524,030          93
   154,600    Cendant Corporation                                                                2,682,310          55
    33,000    Dover Corporation                                                                  1,602,480          33
    38,100    Emerson Electric Company                                                           3,186,303          65
   409,000    General Electric Company                                                          14,225,020         292
    55,300    Honeywell International, Inc.                                                      2,365,181          49
    14,700    Illinois Tool Works, Inc.                                                          1,415,757          29
    24,800    ITT Industries, Inc.                                                               1,394,256          29
    56,100    Lockheed Martin Corporation                                                        4,214,793          86
    78,300    Masco Corporation                                                                  2,543,967          52
    42,800    Northrop Grumman Corporation                                                       2,922,812          60
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
BLUE CHIP FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
   164,900    Tyco International, Ltd.                                                          $4,432,512         $91
    29,300    Union Pacific Corporation                                                          2,735,155          56
    37,400    United Parcel Service, Inc. - Class "B"                                            2,968,812          61
    94,800    United Technologies Corporation                                                    5,495,556         113
----------------------------------------------------------------------------------------------------------------------
                                                                                                63,428,941       1,301
----------------------------------------------------------------------------------------------------------------------
              Information Technology--16.2%
    37,400    Accenture, Ltd. - Class "A"                                                        1,124,618          23
    34,500    Analog Devices, Inc.                                                               1,321,005          27
    15,400  * Apple Computer, Inc.                                                                 965,888          20
    77,100    Applied Materials, Inc.                                                            1,350,021          28
    27,000    Automatic Data Processing, Inc.                                                    1,233,360          25
   263,300  * Cisco Systems, Inc.                                                                5,705,711         117
   128,200  * Corning, Inc.                                                                      3,449,862          71
   166,700  * Dell, Inc.                                                                         4,960,992         102
   338,600  * EMC Corporation                                                                    4,615,118          95
    93,200    First Data Corporation                                                             4,363,624          89
   110,900    Hewlett-Packard Company                                                            3,648,610          75
   320,200    Intel Corporation                                                                  6,195,870         127
    71,700    International Business Machines Corporation                                        5,913,099         121
    34,900    Maxim Integrated Products, Inc.                                                    1,296,535          27
   505,300    Microsoft Corporation                                                             13,749,213         282
   104,100    Motorola, Inc.                                                                     2,384,931          49
    46,100    National Semiconductor Corporation                                                 1,283,424          26
   206,700    Nokia Corporation - Class "A" (ADR)                                                4,282,824          88
   229,300  * Oracle Corporation                                                                 3,139,117          64
    40,500    QUALCOMM, Inc.                                                                     2,049,705          42
    98,791  * Symantec Corporation                                                               1,662,653          34
   109,900    Texas Instruments, Inc.                                                            3,568,453          73
    55,300  * Xerox Corporation                                                                    840,560          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                79,105,193       1,622
----------------------------------------------------------------------------------------------------------------------
              Materials--2.8%
    59,000    Alcoa, Inc.                                                                        1,803,040          37
    40,822    Cemex SA de CV (ADR)                                                               2,664,860          55
    87,900    Dow Chemical Company                                                               3,568,740          73
    57,900    DuPont (E.I.) de Nemours & Company                                                 2,443,959          50
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials (continued)
    66,200    International Paper Company                                                       $2,288,534         $47
    18,300    Newmont Mining Corporation                                                           949,587          19
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,718,720         281
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.8%
   145,800    AT&T, Inc.                                                                         3,942,432          81
   206,366    Sprint Corporation                                                                 5,332,497         109
   121,500    Verizon Communications, Inc.                                                       4,138,290          85
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,413,219         275
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.0%
   160,700    Duke Energy Corporation                                                            4,684,405          96
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $358,670,934)                                               484,254,349       9,932
----------------------------------------------------------------------------------------------------------------------
             SHORT-TERM CORPORATE NOTES--.8%
   $3,800M   General Electric Capital Corp., 4.75%, 4/10/06
               (cost $3,795,486)                                                                 3,795,486          78
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $362,466,420)                                       100.1%    488,049,835      10,010
Excess of Liabilities Over Other Assets                                                (.1)       (496,806)        (10)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $487,553,029     $10,000
======================================================================================================================

* Non-income producing
  Summary of Abbreviations:
  ADR American Depositary Receipts

See notes to financial statements



Fund Expenses
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                            Beginning           Ending
                                             Account            Account       Expenses Paid
                                             Value               Value        During Period
                                           (10/1/05)           (3/31/06)    (10/1/05-3/31/06)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                    $1,000.00           $1,087.48            $7.23
Hypothetical
  (5% annual return before expenses)      $1,000.00           $1,018.00            $6.99
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                    $1,000.00           $1,083.47           $10.86
Hypothetical
  (5% annual return before expenses)      $1,000.00           $1,014.51           $10.50
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.39% for Class A shares and 2.09% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Information Technology                               18.9%
Consumer Discretionary                               17.7%
Financials                                           16.4%
Industrials                                          14.7%
Health Care                                          12.3%
Energy                                                8.2%
Consumer Staples                                      5.7%
Materials                                             4.1%
Telecommunication Services                            0.9%
Utilities                                             0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.


Portfolio of Investments
GROWTH & INCOME FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares   Security                                                                              Value   Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--99.0%
              Consumer Discretionary--17.7%
    212,500   Blockbuster, Inc. - Class A                                                         $843,625         $11
    150,000   CBS Corporation - Class B                                                          3,597,000          48
     75,000   Claire's Stores, Inc.                                                              2,723,250          36
    200,000   Clear Channel Communications, Inc.                                                 5,802,000          78
    245,602 * Cost Plus, Inc.                                                                    4,199,794          56
    230,000   Dollar General Corporation                                                         4,064,100          54
    200,000 * Eddie Bauer Holdings, Inc.                                                         2,580,000          35
     50,000   Genuine Parts Company                                                              2,191,500          29
    350,000   H&R Block, Inc.                                                                    7,577,500         101
    110,000 * Helen of Troy, Ltd.                                                                2,332,000          31
    140,000   Home Depot, Inc.                                                                   5,922,000          79
     55,000   J.C. Penney Company, Inc. (Holding Co.)                                            3,322,550          45
     75,000   Jones Apparel Group, Inc.                                                          2,652,750          36
    148,200   Kenneth Cole Productions, Inc. - Class A                                           4,105,140          55
    270,000   Leggett & Platt, Inc.                                                              6,579,900          88
    212,200 * Lincoln Educational Services Corporation                                           3,596,790          48
    210,000   McDonald's Corporation                                                             7,215,600          97
    182,500 * Morgans Hotel Group Company                                                        3,222,950          43
    175,000   Movado Group, Inc.                                                                 4,039,000          54
    215,000   Newell Rubbermaid, Inc.                                                            5,415,850          73
    256,100   Orient-Express Hotels, Ltd.                                                       10,046,803         134
     85,000   Polo Ralph Lauren Corporation - Class A                                            5,151,850          69
    375,600 * Prestige Brands Holdings, Inc.                                                     4,571,052          61
    325,000 * Quiksilver, Inc.                                                                   4,504,500          60
    241,900   RadioShack Corporation                                                             4,651,737          62
     23,200   Ross Stores, Inc.                                                                    677,208           9
    174,500   Russell Corporation                                                                2,408,100          32
     82,500   Sherwin-Williams Company                                                           4,078,800          55
    120,000 * Steiner Leisure Ltd.                                                               4,860,000          65
     71,300 * Tommy Hilfiger Corporation                                                         1,174,311          16
     87,500 * Viacom, Inc. - Class B                                                             3,395,000          46
    455,400   Westwood One, Inc.                                                                 5,027,616          67
----------------------------------------------------------------------------------------------------------------------
                                                                                               132,530,276       1,773
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--5.7%
    135,000   Altria Group, Inc.                                                                 9,566,100         128
    200,000   Avon Products, Inc.                                                                6,234,000          82
     50,000   Coca-Cola Company                                                                  2,093,500          28
     47,500   Kimberly-Clark Corporation                                                         2,745,500          37
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments
GROWTH & INCOME FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares    Security                                                                              Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
               Consumer Staples (continued)
    290,000    Nu Skin Enterprises, Inc. - Class A                                              $5,083,700         $68
     50,000    PepsiCo, Inc.                                                                     2,889,500          39
     75,000    Procter & Gamble Company                                                          4,321,500          58
     91,764    Tootsie Roll Industries, Inc.                                                     2,685,924          36
     90,000    Wal-Mart Stores, Inc.                                                             4,251,600          57
     90,000    WD-40 Company                                                                     2,776,500          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                42,647,824         570
----------------------------------------------------------------------------------------------------------------------
               Energy--8.2%
     40,000    Anadarko Petroleum Corporation                                                    4,040,400          54
    100,000    Chesapeake Energy Corporation                                                     3,141,000          42
     90,000    ConocoPhillips                                                                    5,683,500          76
    115,000    ExxonMobil Corporation                                                            6,998,900          94
     16,548    Marathon Oil Corporation                                                          1,260,461          17
     80,000    Noble Corporation                                                                 6,488,000          87
     16,600  * PHI, Inc. - Non Voting Shares                                                       609,552           8
    115,000    Sasol, Ltd. (ADR)                                                                 4,350,450          58
    150,000    Suncor Energy, Inc.                                                              11,553,000         154
     60,000  * Swift Energy Company                                                              2,247,600          30
    120,000  * Transocean, Inc.                                                                  9,636,000         129
    120,000    XTO Energy, Inc.                                                                  5,228,400          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                61,237,263         819
----------------------------------------------------------------------------------------------------------------------
               Financials--15.7%
     50,000    American Express Company                                                          2,627,500          35
     90,000    American International Group, Inc.                                                5,948,100          80
     10,000    Ameriprise Financial, Inc.                                                          450,600           6
     60,000    Astoria Financial Corporation                                                     1,857,600          25
    197,718    Bank of America Corporation                                                       9,004,078         120
    150,000    Brookline Bancorp, Inc.                                                           2,323,500          31
    150,000    Citigroup, Inc.                                                                   7,084,500          95
    200,000    Colonial BancGroup, Inc.                                                          5,000,000          67
     60,000    Endurance Specialty Holdings, Ltd.                                                1,953,000          26
     50,000    Fannie Mae                                                                        2,570,000          34
    155,000    JPMorgan Chase & Company                                                          6,454,200          86
     37,500    Lehman Brothers Holdings, Inc.                                                    5,419,875          72
    105,000    Merrill Lynch & Company, Inc.                                                     8,269,800         111
    152,000    Montpelier Re Holdings, Ltd.                                                      2,477,600          33
     90,000    Morgan Stanley                                                                    5,653,800          76
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares    Security                                                                              Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
               Financials (continued)
     90,000    National City Corporation                                                        $3,141,000         $42
    230,000    New York Community Bancorp, Inc.                                                  4,029,600          54
    250,000    NewAlliance Bancshares, Inc.                                                      3,607,500          48
    255,000    North Fork Bancorporation, Inc.                                                   7,351,650          98
     75,000    Plum Creek Timber Company, Inc. (REIT)                                            2,769,750          37
    120,000    South Financial Group, Inc.                                                       3,138,000          42
    200,000    Sovereign Bancorp, Inc.                                                           4,382,000          59
    150,000    U.S. Bancorp                                                                      4,575,000          61
    117,570    U.S.B. Holding Company, Inc.                                                      2,697,056          36
    100,000    Wachovia Corporation                                                              5,605,000          75
    110,000    Washington Mutual, Inc.                                                           4,688,200          63
     70,000    Wells Fargo & Company                                                             4,470,900          60
----------------------------------------------------------------------------------------------------------------------
                                                                                               117,549,809       1,572
----------------------------------------------------------------------------------------------------------------------
               Health Care--12.3%
    160,000    Abbott Laboratories                                                               6,795,200          91
     90,000    Aetna, Inc.                                                                       4,422,600          59
     46,700  * Amgen, Inc.                                                                       3,397,425          45
    100,000  * Andrx Corporation                                                                 2,374,000          32
     22,417    Baxter International, Inc.                                                          870,004          12
    100,000  * Boston Scientific Corporation                                                     2,305,000          31
     90,000  * Charles River Laboratories International, Inc.                                    4,411,800          59
     20,000  * Genentech, Inc.                                                                   1,690,200          23
    135,000    Johnson & Johnson                                                                 7,994,700          107
     50,000  * Laboratory Corporation of America Holdings                                        2,924,000          39
     53,800    Medicis Pharmaceutical Corporation - Class A                                      1,753,880          23
     50,000    Medtronic, Inc.                                                                   2,537,500          34
     80,000    Merck & Company, Inc.                                                             2,818,400          38
     50,000  * Momenta Pharmaceuticals, Inc.                                                       983,000          13
    400,000    Pfizer, Inc.                                                                      9,968,000         133
     85,000    Sanofi-Aventis (ADR)                                                              4,033,250          54
     40,000    Stryker Corporation                                                               1,773,600          24
    220,000  * Thermo Electron Corporation                                                       8,159,800         109
     75,000  * Triad Hospitals, Inc.                                                             3,142,500          42
     55,000    UnitedHealth Group, Inc.                                                          3,072,300          41
     75,000  * Waters Corporation                                                                3,236,250          43
     80,000  * WellPoint, Inc.                                                                   6,194,400          83
    140,000    Wyeth                                                                             6,792,800          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                91,650,609       1,226
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2006
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares    Security                                                                              Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
               Industrials--14.7%
    115,000    3M Company                                                                       $8,704,350        $116
     50,400    Alexander & Baldwin, Inc.                                                         2,403,072          32
    100,000    American Standard Companies, Inc.                                                 4,286,000          57
     89,500  * BE Aerospace, Inc.                                                                2,248,240          30
    170,000    Briggs & Stratton Corporation                                                     6,012,900          80
     72,500    Burlington Northern Santa Fe Corporation                                          6,041,425          81
    500,000    Cendant Corporation                                                               8,675,000         116
     36,000    Eaton Corporation                                                                 2,626,920          35
    155,000  * Gardner Denver, Inc.                                                             10,106,000          135
     50,000    Harsco Corporation                                                                4,131,000          55
    190,000    Honeywell International, Inc.                                                     8,126,300         109
     45,000    Illinois Tool Works, Inc.                                                         4,333,950          58
    282,600    Knoll, Inc.                                                                       6,025,032          81
     60,000    Lockheed Martin Corporation                                                       4,507,800          60
    250,000  * Navigant Consulting, Inc.                                                         5,337,500          71
     90,000    Northrop Grumman Corporation                                                      6,146,100          82
     75,400  * Pike Electric Corporation                                                         1,584,154          21
    200,000  * Pinnacle Airlines Corporation                                                     1,332,000          18
     60,000    Pitney Bowes, Inc.                                                                2,575,800          35
     88,300  * TAL International Group , Inc.                                                    2,128,913          29
    150,000    Tyco International, Ltd.                                                          4,032,000          54
    145,000    United Technologies Corporation                                                   8,405,650         113
----------------------------------------------------------------------------------------------------------------------
                                                                                               109,770,106       1,468
----------------------------------------------------------------------------------------------------------------------
               Information Technology--18.8%
    110,000    Amphenol Corporation - Class A                                                    5,739,800          77
    240,000  * Cisco Systems, Inc.                                                               5,200,800          70
    165,700  * Electronics for Imaging, Inc.                                                     4,634,629          62
    350,000  * EMC Corporation                                                                   4,770,500          64
    300,000  * Entrust, Inc.                                                                     1,350,000          18
    120,000    First Data Corporation                                                            5,618,400          75
    235,000    Hewlett-Packard Company                                                           7,731,500         103
    175,000    Intel Corporation                                                                 3,386,250          45
    110,000    International Business Machines Corporation                                       9,071,700         121
     50,000  * International Rectifier Corporation                                               2,071,500          28
     60,000  * Lam Research Corporation                                                          2,580,000          35
    350,000    Microsoft Corporation                                                             9,523,500         127
    275,000    Motorola, Inc.                                                                    6,300,250          84
    106,300  * NCI, Inc. - Class A                                                               1,488,200          20
    375,000    Nokia Corporation - Class A (ADR)                                                 7,770,000         104
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares    Security                                                                              Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
               Information Technology (continued)
    163,000  * OmniVision Technologies, Inc.                                                    $4,922,600         $66
    185,000  * Openwave Systems, Inc.                                                            3,992,300          53
    120,000  * Palm, Inc.                                                                        2,779,200          37
    270,000  * Paxar Corporation                                                                 5,283,900          71
    125,000  * Polycom, Inc.                                                                     2,710,000          36
    135,000    QUALCOMM, Inc.                                                                    6,832,350          91
     30,000  * SanDisk Corporation                                                               1,725,600          23
    212,300  * Silicon Image, Inc.                                                               2,188,813          29
    400,000  * Smart Modular Technologies (WWH), Inc.                                            3,620,000          48
     65,000    StarTek, Inc.                                                                     1,531,400          21
    329,840  * Symantec Corporation                                                              5,551,207          74
    194,060    Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                1,952,244          26
     95,000  * Tech Data Corporation                                                             3,506,450          47
    350,000  * TIBCO Software, Inc.                                                              2,926,000          39
     89,600  * Varian Semiconductor Equipment Associates, Inc.                                   2,515,968          34
    295,000  * VeriSign, Inc.                                                                    7,077,050          95
    175,000    Xilinx, Inc.                                                                      4,455,500          60
----------------------------------------------------------------------------------------------------------------------
                                                                                               140,807,611       1,883
----------------------------------------------------------------------------------------------------------------------
               Materials--4.1%
     70,000    Ashland, Inc.                                                                     4,975,600          67
     80,000    Dow Chemical Company                                                              3,248,000          43
     60,000    Freeport-McMoRan Copper & Gold, Inc. - Class B                                    3,586,200          48
    122,100    Lubrizol Corporation                                                              5,231,985          70
     45,000    PPG Industries, Inc.                                                              2,850,750          38
     60,000    Praxair, Inc.                                                                     3,309,000          44
    200,000    RPM International, Inc.                                                           3,588,000          48
     90,000    Temple-Inland, Inc.                                                               4,009,500          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,799,035         412
----------------------------------------------------------------------------------------------------------------------
               Telecommunication Services--.9%
    165,000    AT&T, Inc.                                                                        4,461,600          60
     75,000    Verizon Communications, Inc.                                                      2,554,500          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,016,100          94
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Shares or                                                                                                   For Each
  Principal                                                                                                 $10,000 of
     Amount    Security                                                                              Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
               Utilities--.9%
    115,400    Atmos Energy Corporation                                                         $3,038,482         $41
     75,000    Consolidated Edison, Inc.                                                         3,262,500          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,300,982          85
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $581,110,708)                                               740,309,615       9,902
----------------------------------------------------------------------------------------------------------------------
               CONVERTIBLE PREFERRED STOCKS--.7%
               Financials
      50,000   Chubb Corp., 7%, 2006 - Series B                                                  1,712,500          23
      50,000   Hartford Financial Services Group, Inc.,
                 6%, 2006 - Class A                                                              3,581,250          48
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $3,625,823)                                    5,293,750          71
----------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--.2%
      $1,500M  ChevronTexaco Funding Corp., 4.71%, 4/13/06
                 (cost $1,497,644)                                                               1,497,644          20
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $586,234,175)                                       99.90%    747,101,009       9,993
Other Assets, Less Liabilities                                                         0.1         563,482           7
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.00%   $747,664,491     $10,000
======================================================================================================================

 * Non-income producing
   Summary of Abbreviations:
   ADR  American Depositary Receipts
   REIT Real Estate Investment Trust


See notes to financial statements



Fund Expenses
ALL-CAP GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                               Beginning       Ending
                                                Account        Account         Expenses Paid
                                                 Value          Value          During Period
                                               (10/1/05)      (3/31/06)      (10/1/05-3/31/06)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,090.71             $8.24
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,017.05             $7.95
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00      $1,086.86            $11.86
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,013.56            $11.45
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.58% for Class A shares and 2.28% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Information Technology                               29.5%
Health Care                                          20.5%
Financials                                           17.5%
Industrials                                          12.0%
Consumer Discretionary                                8.8%
Energy                                                6.0%
Telecommunication Services                            1.1%
Materials                                             0.3%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.


Portfolio of Investments
ALL-CAP GROWTH FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares    Security                                                                              Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--95.5%
               Consumer Discretionary--8.8%
     16,840  * California Pizza Kitchen, Inc.                                                     $546,458         $25
     16,430  * Citi Trends, Inc.                                                                   653,257          29
     39,670    D.R. Horton, Inc.                                                                 1,317,837          59
      3,923  * GameStop Corporation - Class A                                                      184,930           8
     15,460  * GameStop Corporation - Class B                                                      669,727          30
     31,658    Geox SpA                                                                            421,422          19
     15,800  * Gildan Activewear, Inc.                                                             750,816          34
     11,400  * Panera Bread Company - Class A                                                      857,052          39
     56,100    PETsMART, Inc.                                                                    1,578,654          71
     21,300    Phillips Van-Heusen Corporation                                                     813,873          37
     34,420  * Pinnacle Entertainment, Inc.                                                        969,611          44
     10,540  * Pixar                                                                               676,036          30
    291,700  * Sirius Satellite Radio, Inc.                                                      1,481,836          67
     64,530    Starwood Hotels & Resorts Worldwide, Inc.                                         4,370,617         197
     49,200  * Univision Communications, Inc. - Class A                                          1,695,924          76
     48,050    Walt Disney Company                                                               1,340,114          60
     28,500    Williams-Sonoma, Inc.                                                             1,208,400          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,536,564         879
----------------------------------------------------------------------------------------------------------------------
               Energy--5.9%
      7,090    Arch Coal, Inc.                                                                     538,415          24
     13,165    Cabot Oil & Gas Corporation - Class A                                               630,998          29
    156,870    Cameco Corporation                                                                5,647,320         254
     25,200    GlobalSantaFe Corporation                                                         1,530,900          69
     33,820    Halliburton Company                                                               2,469,536         111
      3,770    Oil Service HOLDRs Trust                                                            553,474          25
     38,220    Petro-Canada                                                                      1,818,890          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,189,533         594
----------------------------------------------------------------------------------------------------------------------
               Financials--17.5%
      8,495  * Affiliated Managers Group, Inc.                                                     905,652          41
     16,220  * Arch Capital Group, Ltd.                                                            936,543          42
      9,010    Chicago Mercantile Exchange
               Holdings, Inc. - Class A                                                          4,031,975         181
    202,660    Countrywide Financial Corporation                                                 7,437,622         335
     53,400  * E*TRADE Financial Corporation                                                     1,440,732          65
     56,050    Franklin Resources, Inc.                                                          5,282,152         238
     11,400    Jones Lang LaSalle, Inc.                                                            872,556          39
     17,960    LaSalle Hotel Properties                                                            736,360          33
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares    Security                                                                              Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
               Financials (continued)
     45,610    Legg Mason, Inc.                                                                 $5,716,301        $257
     31,020    Moody's Corporation                                                               2,216,689         100
     22,040  * NASDAQ Stock Market, Inc.                                                           882,482          40
     13,080    National Financial Partners Corporation                                             739,282          33
     27,940    Nuveen Investments, Inc. - Class A                                                1,345,311          60
     16,290  * ProAssurance Corporation                                                            847,080          38
     49,510    UBS AG                                                                            5,444,615         245
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,835,352       1,747
----------------------------------------------------------------------------------------------------------------------
               Health Care--20.5%
     21,640  * Alkermes, Inc.                                                                      477,162          22
     35,900  * Amgen, Inc.                                                                       2,611,725         118
     14,590  * Amylin Pharmaceuticals, Inc.                                                        714,180          32
    148,250    AstraZeneca PLC (ADR)                                                             7,446,597         335
     18,200  * Cephalon, Inc.                                                                    1,096,550          49
     19,340  * Covance, Inc.                                                                     1,136,225          51
     21,800  * Coventry Health Care, Inc.                                                        1,176,764          53
     25,900  * DaVita, Inc.                                                                      1,559,439          70
     38,220  * Digene Corporation                                                                1,494,402          67
     40,900  * Lincare Holdings, Inc.                                                            1,593,464          72
     36,300    Manor Care, Inc.                                                                  1,609,905          72
    132,950    Medtronic, Inc.                                                                   6,747,213         304
     32,000    Pharmaceutical Product Development, Inc.                                          1,107,520          50
     73,150    Sanofi-Aventis (ADR)                                                              3,470,968         156
    163,810    Schering-Plough Corporation                                                       3,110,752         140
     40,010  * St. Jude Medical, Inc.                                                            1,640,410          74
     96,830    UnitedHealth Group, Inc.                                                          5,408,924         243
     12,330  * Vertex Pharmaceuticals, Inc.                                                        451,155          20
     34,520  * WellPoint, Inc.                                                                   2,672,884         120
----------------------------------------------------------------------------------------------------------------------
                                                                                                45,526,239       2,048
----------------------------------------------------------------------------------------------------------------------
               Industrials--12.0%
     11,600  * American Reprographics Company                                                      402,404          18
      7,800  * Beacon Roofing Supply, Inc.                                                         316,992          14
     81,470    Boeing Company                                                                    6,348,957         286
     14,100    Bucyrus International, Inc.                                                         679,479          31
     26,700    C. H. Robinson Worldwide, Inc.                                                    1,310,703          59
     23,980  * Corrections Corporation of America                                                1,083,896          49
     47,800    Equifax, Inc.                                                                     1,780,072          80
     14,900    Expeditors International of Washington, Inc.                                      1,287,211          58
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
ALL-CAP GROWTH FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
     Shares    Security                                                                              Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
               Industrials (continued)
     19,100    Fluor Corporation                                                                $1,638,780         $74
     72,940    General Dynamics Corporation                                                      4,666,701         210
      8,000  * IHS, Inc - Class A                                                                  218,800          10
      7,560  * Jacobs Engineering Group, Inc.                                                      655,754          29
     21,975  * Kenexa Corporation                                                                  675,731          30
     34,555    Knight Transportation, Inc.                                                         682,461          31
     24,550  * Resources Connection, Inc.                                                          611,541          27
     32,800    Robert Half International, Inc.                                                   1,266,408          57
     23,700    Rockwell Collins, Inc.                                                            1,335,495          60
      9,570  * Suntech Power Holdings Co., Ltd.                                                    353,994          16
      5,700    United Parcel Service, Inc. - Class B                                               452,466          20
     25,830    UTI Worldwide, Inc.                                                                 816,228          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,584,073       1,196
----------------------------------------------------------------------------------------------------------------------
               Information Technology--29.4%
     53,180  * Activision, Inc.                                                                    733,352          33
    146,130  * Adobe Systems, Inc.                                                               5,102,860         230
     95,200  * Altera Corporation                                                                1,964,928          88
     32,640  * Apple Computer, Inc.                                                              2,047,181          92
     22,900  * Cognizant Technology Solutions
                 Corporation - Class A                                                           1,362,321          61
     26,600  * Cognos, Inc.                                                                      1,034,740          47
    123,610  * Electronic Arts, Inc.                                                             6,763,939         304
     28,800  * Equinix, Inc.                                                                     1,849,536          83
      7,130  * F5 Networks, Inc.                                                                   516,854          23
     59,410  * Foundry Networks, Inc.                                                            1,078,886          48
     10,500  * Google, Inc. - Class A                                                            4,095,000         184
    110,600  * HomeStore, Inc.                                                                     725,536          33
     22,930  * International Rectifier Corporation                                                 949,990          43
     36,000  * Jabil Circuit, Inc.                                                               1,542,960          69
     33,100    Linear Technology Corporation                                                     1,161,148          52
     49,660  * Marvell Technology Group, Ltd.                                                    2,686,606         121
    179,480    Microsoft Corporation                                                             4,883,651         220
     19,500    MoneyGram International, Inc.                                                       599,040          27
    257,640  * Network Appliance, Inc.                                                           9,282,769         418
     26,900  * NVIDIA Corporation                                                                1,540,294          69
     91,090  * Opsware, Inc.                                                                       780,641          35
    122,130    QUALCOMM, Inc.                                                                    6,180,999         278
     63,990  * Red Hat, Inc.                                                                     1,790,440          81
      8,800  * Redback Networks, Inc.                                                              190,872           9
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    41,590  * SanDisk Corporation                                                              $2,392,257        $108
    25,970    SAP AG (ADR)                                                                      1,410,690          63
    45,390  * VeriFone Holdings, Inc.                                                           1,374,863          62
    30,200  * Zebra Technologies Corporation - Class A                                          1,350,544          61
----------------------------------------------------------------------------------------------------------------------
                                                                                               65,392,897       2,942
----------------------------------------------------------------------------------------------------------------------
              Materials--.3%
     5,460    Martin Marietta Materials, Inc.                                                     584,384          26
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.1%
    50,700  * American Tower Corporation - Class A                                              1,537,224          69
     3,800  * NeuStar, Inc. - Class A                                                             117,800           5
    54,020  * Syniverse Holdings, Inc.                                                            853,516          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                2,508,540         113
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $178,062,615)                                              212,157,582       9,545
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--4.2%
     $9,402M  UBS Securities, 4.53%, dated 3/31/06,
                to be repurchased at $9,405,549 on 4/3/06
                (collateralized by U.S. Treasury Bonds,
                4.64%, 9/28/06, valued at $9,591,946)
                (cost $9,402,000)                                                               9,402,000         423
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $187,464,615)                                      99.7%     221,559,582       9,968
Other Assets, Less Liabilities                                                       0.3          710,062          32
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%    $222,269,644     $10,000
======================================================================================================================
 * Non-income producing
   Summary of Abbreviations:
   ADR American Depositary Receipts

See notes to financial statements


Fund Expenses
MID-CAP OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account       Account       Expenses Paid
                                                    Value         Value        During Period
                                                  (10/1/05)     (3/31/06)    (10/1/05-3/31/06)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00     $1,080.47           $7.62
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,017.60           $7.39
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00     $1,076.75          $11.24
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,014.11          $10.90
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.47% for Class A shares and 2.17% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Health Care                                          16.9%
Information Technology                               15.9%
Financials                                           14.0%
Industrials                                          13.5%
Consumer Discretionary                               12.8%
Energy                                                8.5%
Consumer Staples                                      3.9%
Other                                                 3.8%
Materials                                             3.6%
Utilities                                             3.4%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.

Portfolio of Investments
MID-CAP OPPORTUNITY FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
    Shares    Security                                                                        Value       Net Assets
--------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.1%
              Consumer Discretionary--12.9%
    65,000    BorgWarner, Inc.                                                           $3,902,600              $75
    70,000  * Chico's FAS, Inc.                                                           2,844,800               55
   140,000    Claire's Stores, Inc.                                                       5,083,400               98
    97,000  * Coach, Inc.                                                                 3,354,260               65
   160,000    Dollar General Corporation                                                  2,827,200               55
   100,000  * Eddie Bauer Holdings, Inc.                                                  1,290,000               25
   115,000  * Helen of Troy, Ltd.                                                         2,438,000               47
    96,100    Kenneth Cole Productions, Inc. - Class "A"                                  2,661,970               51
   120,000    Leggett & Platt, Inc.                                                       2,924,400               57
    30,000    M.D.C. Holdings, Inc.                                                       1,929,300               37
   155,000  * Morgans Hotel Group Company                                                 2,737,300               53
   150,000    Movado Group, Inc.                                                          3,462,000               67
   100,000  * Office Depot, Inc.                                                          3,724,000               72
   150,000    Orient-Express Hotels, Ltd.                                                 5,884,500              114
   157,500  * Pacific Sunwear of California, Inc.                                         3,490,200               68
    55,000    Polo Ralph Lauren Corporation - Class "A"                                   3,333,550               64
   260,000  * Prestige Brands Holdings, Inc.                                              3,164,200               61
    85,000    Tiffany & Company                                                           3,190,900               62
   140,000    Tupperware Corporation                                                      2,882,600               56
   120,000  * Warnaco Group, Inc. - Class "A"                                             2,880,000               56
   230,000    Westwood One, Inc.                                                          2,539,200               49
--------------------------------------------------------------------------------------------------------------------
                                                                                         66,544,380            1,287
--------------------------------------------------------------------------------------------------------------------
              Consumer Staples--3.9%
    62,500    Alberto-Culver Company                                                      2,764,375               53
    60,000    Altria Group, Inc.                                                          4,251,600               82
   135,000  * Constellation Brands, Inc. - Class "A"                                      3,381,750               65
   100,000  * Dean Foods Company                                                          3,883,000               75
   132,000  * Elizabeth Arden, Inc.                                                       3,078,240               60
   100,000    Tootsie Roll Industries, Inc.                                               2,927,000               57
--------------------------------------------------------------------------------------------------------------------
                                                                                         20,285,965              392
--------------------------------------------------------------------------------------------------------------------
              Energy--8.5%
    30,000    Anadarko Petroleum Corporation                                              3,030,300               59
   125,000    Chesapeake Energy Corporation                                               3,926,250               76
    50,000    EOG Resources, Inc.                                                         3,600,000               70
    55,000    GlobalSantaFe Corporation                                                   3,341,250               65
    82,500  * Grant Prideco, Inc.                                                         3,534,300               68
   100,000    Patterson-UTI Energy, Inc.                                                  3,196,000               62
--------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
MID-CAP OPPORTUNITY FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
    Shares    Security                                                                        Value       Net Assets
--------------------------------------------------------------------------------------------------------------------
              Energy (continued)
    50,000    Suncor Energy, Inc.                                                        $3,851,000              $74
    70,000  * Swift Energy Company                                                        2,622,200               51
    85,000    Talisman Energy, Inc.                                                       4,520,300               87
    40,000  * Transocean, Inc.                                                            3,212,000               62
   100,000  * Weatherford International, Ltd.                                             4,575,000               88
   110,000    XTO Energy, Inc.                                                            4,792,700               93
--------------------------------------------------------------------------------------------------------------------
                                                                                         44,201,300              855
--------------------------------------------------------------------------------------------------------------------
              Financials--14.0%
    65,000    A.G. Edwards, Inc.                                                          3,240,900               63
    37,500    Ambac Financial Group, Inc.                                                 2,985,000               58
   120,000    Aspen Insurance Holdings, Ltd.                                              2,959,200               57
    30,000    Bear Stearns Companies, Inc.                                                4,161,000               80
    60,000    Citigroup, Inc.                                                             2,833,800               55
    35,000    City National Corporation                                                   2,687,650               52
   135,000    Colonial BancGroup, Inc.                                                    3,375,000               65
   115,000  * Conseco, Inc.                                                               2,854,300               55
    90,000    Endurance Specialty Holdings, Ltd.                                          2,929,500               57
   123,000    Hub International, Ltd.                                                     3,446,460               67
   175,000    Janus Capital Group, Inc.                                                   4,054,750               78
    22,500    Legg Mason, Inc.                                                            2,819,925               55
   180,000    NewAlliance Bancshares, Inc.                                                2,597,400               50
   140,000    North Fork Bancorporation, Inc.                                             4,036,200               78
    65,000    PMI Group, Inc.                                                             2,984,800               58
    70,000    Protective Life Corporation                                                 3,481,800               67
   150,000    Provident Financial Services, Inc.                                          2,715,000               53
    50,000    Radian Group, Inc.                                                          3,012,500               58
    50,000    SAFECO Corporation                                                          2,510,500               49
   201,000    Sovereign Bancorp, Inc.                                                     4,403,910               85
    85,000    TD Banknorth, Inc.                                                          2,494,750               48
   135,000    Waddell & Reed Financial, Inc. - Class "A"                                  3,118,500               60
    35,000    Zions Bancorporation                                                        2,895,550               56
--------------------------------------------------------------------------------------------------------------------
                                                                                         72,598,395            1,404
--------------------------------------------------------------------------------------------------------------------
              Health Care--16.9%
   100,000    Aetna, Inc.                                                                 4,914,000               95
   135,000  * Aspreva Pharmaceuticals Corporation                                         3,360,150               65
    47,500    Beckman Coulter, Inc.                                                       2,592,075               50
    82,500    Biomet, Inc.                                                                2,930,400               57
   110,000  * Caremark Rx, Inc.                                                           5,409,800              105
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
    Shares    Security                                                                        Value       Net Assets
--------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    54,000  * Charles River Laboratories International, Inc.                             $2,647,080              $51
    75,000  * Community Health Systems, Inc.                                              2,711,250               52
    50,500    DENTSPLY International, Inc.                                                2,936,575               57
   300,000  * Exelixis, Inc.                                                              3,603,000               70
    55,000  * Fisher Scientific International, Inc.                                       3,742,750               72
    66,000  * Gilead Sciences, Inc.                                                       4,106,520               79
    85,000  * Henry Schein, Inc.                                                          4,068,100               79
   265,000  * Human Genome Sciences, Inc.                                                 2,880,550               56
   160,000  * Idenix Pharmaceuticals, Inc.                                                2,171,200               42
    52,500  * Laboratory Corporation of America Holdings                                  3,070,200               59
    65,000  * Medco Health Solutions, Inc.                                                3,719,300               72
   120,000    Medicis Pharmaceutical Corporation - Class "A"                              3,912,000               76
    66,000  * Neurocrine Biosciences, Inc.                                                4,259,640               82
   160,000  * Noven Pharmaceuticals, Inc.                                                 2,881,600               56
   200,000    Option Care, Inc.                                                           2,828,000               55
   130,000  * Thermo Electron Corporation                                                 4,821,700               93
    68,500  * Triad Hospitals, Inc.                                                       2,870,150               55
   175,000  * TriZetto Group, Inc.                                                        3,078,250               60
    75,000  * Waters Corporation                                                          3,236,250               63
    60,000  * WellPoint, Inc.                                                             4,645,800               90
--------------------------------------------------------------------------------------------------------------------
                                                                                         87,396,340            1,691
--------------------------------------------------------------------------------------------------------------------
              Industrials--13.5%
    80,000    American Standard Companies, Inc.                                           3,428,800               66
    45,000    Avery Dennison Corporation                                                  2,631,600               51
    75,000    Briggs & Stratton Corporation                                               2,652,750               51
   160,000    Chicago Bridge & Iron Company NV - NY Shares                                3,840,000               74
    65,000  * ChoicePoint, Inc.                                                           2,908,750               56
    41,000    FedEx Corporation                                                           4,630,540               90
    95,000  * Gardner Denver, Inc.                                                        6,194,000              120
    50,000    Harsco Corporation                                                          4,131,000               80
    65,000    IDEX Corporation                                                            3,391,050               66
   205,000  * K&F Industries Holdings, Inc.                                               3,403,000               66
   186,500    Knoll, Inc.                                                                 3,976,180               77
    47,500    L-3 Communications Holdings, Inc.                                           4,075,025               79
    67,000    Manpower, Inc.                                                              3,831,060               74
    90,000    Masco Corporation                                                           2,924,100               56
   111,000  * Mobile Mini, Inc.                                                           3,432,120               66
    75,000    Northrop Grumman Corporation                                                5,121,750               99
    95,000    Regal-Beloit Corporation                                                    4,015,650               78
--------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
MID-CAP OPPORTUNITY FUND
March 31, 2006

--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
                                                                                                            For Each
                                                                                                          $10,000 of
    Shares    Security                                                                        Value       Net Assets
--------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    62,000    Rolls-Royce Group PLC (ADR)                                                $2,462,708              $48
   115,000  * Williams Scotsman International, Inc.                                       2,880,750               56
--------------------------------------------------------------------------------------------------------------------
                                                                                         69,930,833            1,353
--------------------------------------------------------------------------------------------------------------------
              Information Technology--15.9%
   475,000  * Adaptec, Inc.                                                               2,626,750               51
   115,000    Amphenol Corporation - Class "A"                                            6,000,700              116
   100,000  * Avocent Corporation                                                         3,174,000               61
   125,000  * Comverse Technology, Inc.                                                   2,941,250               57
    55,000  * DST Systems, Inc.                                                           3,186,700               62
   130,000  * Electronics for Imaging, Inc.                                               3,636,100               70
    71,250    Fair Isaac Corporation                                                      2,822,925               55
   180,000  * Genesis Microchip, Inc.                                                     3,067,200               59
   220,000  * Ingram Micro, Inc. - Class "A"                                              4,400,000               85
    90,000  * International Rectifier Corporation                                         3,728,700               72
   115,000    Intersil Corporation - Class "A"                                            3,325,800               64
    55,000  * Intuit, Inc.                                                                2,925,450               57
   140,000  * Manhattan Associates, Inc.                                                  3,080,000               60
    90,000    Maxim Integrated Products, Inc.                                             3,343,500               65
   110,000  * McAfee, Inc.                                                                2,676,300               52
    85,000  * Novellus Systems, Inc.                                                      2,040,000               39
   190,000  * Palm, Inc.                                                                  4,400,400               85
   160,000  * Paxar Corporation                                                           3,131,200               61
   215,000  * Polycom, Inc.                                                               4,661,200               90
    77,700  * Silicon Image, Inc.                                                           801,087               15
   375,000  * Smart Modular Technologies (WWH), Inc.                                      3,393,750               66
   165,000  * Sybase, Inc.                                                                3,484,800               67
   230,000  * Tekelec                                                                     3,180,900               62
    97,500  * Varian Semiconductor Equipment Associates, Inc.                             2,737,800               53
   140,000  * VeriSign, Inc.                                                              3,358,600               65
--------------------------------------------------------------------------------------------------------------------
                                                                                         82,125,112            1,589
--------------------------------------------------------------------------------------------------------------------
              Materials--3.6%
    80,000    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                            4,781,600               93
   110,000    Louisiana-Pacific Corporation                                               2,992,000               58
    80,000    Lubrizol Corporation                                                        3,428,000               66
    65,000    Praxair, Inc.                                                               3,584,750               69
   250,000    Sappi, Ltd. (ADR)                                                           3,687,500               71
--------------------------------------------------------------------------------------------------------------------
                                                                                         18,473,850              357
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------
                                                                                                              Amount
                                                                                                            Invested
 Shares or                                                                                                  For Each
 Principal                                                                                                $10,000 of
    Amount    Security                                                                        Value       Net Assets
--------------------------------------------------------------------------------------------------------------------
              Other--3.8%
    45,000    iShares Russell Midcap Index Fund                                          $4,260,150              $83
   105,000    MidCap SPDR Trust - Series "1"                                             15,209,250              294
--------------------------------------------------------------------------------------------------------------------
                                                                                         19,469,400              377
--------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.7%
   225,000    Citizens Communications Company                                             2,985,750               58
   100,000    Commonwealth Telephone Enterprises, Inc.                                    3,445,000               66
   158,000  * NTELOS Holdings Corporation                                                 2,213,580               43
--------------------------------------------------------------------------------------------------------------------
                                                                                          8,644,330              167
--------------------------------------------------------------------------------------------------------------------
              Utilities--3.4%
   100,000    AGL Resources, Inc.                                                         3,605,000               70
    65,000    Consolidated Edison, Inc.                                                   2,827,500               55
   105,000    Equitable Resources, Inc.                                                   3,833,550               74
    90,000    SCANA Corporation                                                           3,531,600               68
    90,000    Wisconsin Energy Corporation                                                3,599,100               69
--------------------------------------------------------------------------------------------------------------------
                                                                                         17,396,750              336
--------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $377,577,623)                                        507,066,655            9,808
--------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.1%
    $4,000M   Chevron Texaco Funding Corp., 4.71%, 4/13/06                                3,993,718               77
     2,800M   General Electric Capital Corp., 4.60%, 4/5/06                               2,798,567               54
     4,100M   Toyota Motor Credit Corp., 4.75%, 4/6/06                                    4,097,294               80
--------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $10,889,579)                             10,889,579              211
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $388,467,202)                          100.2%          517,956,234           10,019
Excess of Liabilities Over Other Assets                                   (.2)             (985,027)             (19)
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%         $516,971,207          $10,000
====================================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR  American Depositary Receipts

See notes to financial statements


Fund Expenses
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                Beginning      Ending
                                                 Account       Account        Expenses Paid
                                                  Value         Value         During Period
                                                (10/1/05)     (3/31/06)     (10/1/05-3/31/06)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                         $1,000.00     $1,113.51             $8.27
Hypothetical
  (5% annual return before expenses)           $1,000.00     $1,017.10             $7.90
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                         $1,000.00     $1,109.51            $11.94
Hypothetical
  (5% annual return before expenses)           $1,000.00     $1,013.61            $11.40
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.57% for Class A shares and 2.27% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Industrials                                          22.8%
Information Technology                               21.3%
Consumer Discretionary                               11.5%
Consumer Staples                                      8.9%
Health Care                                           8.8%
Materials                                             6.9%
Utilities                                             5.0%
Energy                                                4.7%
Telecommunication Services                            4.2%
Financials                                            3.9%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.

Portfolio of Investments
SPECIAL SITUATIONS FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                          Value       Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.8%
              Consumer Discretionary--11.5%
   156,200    Catalina Marketing Corporation                                               $3,608,220             $134
   134,500    Dillard's, Inc. - Class "A"                                                   3,502,380              130
   107,800    Jackson Hewitt Tax Service, Inc.                                              3,404,324              126
   271,700    Journal Communications, Inc.                                                  3,369,080              125
    71,325    Media General, Inc. - Class "A"                                               3,325,172              123
   175,500  * Payless ShoeSource, Inc.                                                      4,017,195              149
   166,600    RadioShack Corporation                                                        3,203,718              119
   101,500  * Scholastic Corporation                                                        2,716,140              100
   266,400  * Tempur-Pedic International, Inc.                                              3,769,560              139
----------------------------------------------------------------------------------------------------------------------
                                                                                           30,915,789            1,145
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--8.9%
   204,700    Chiquita Brands International, Inc.                                           3,432,819              127
   112,950    Church & Dwight Co., Inc.                                                     4,170,114              155
   162,900    Flower Foods, Inc.                                                            4,838,130              179
   117,600    Hormel Foods Corporation                                                      3,974,880              147
    89,300    Lancaster Colony Corporation                                                  3,750,600              139
   129,954    Tootsie Roll Industries, Inc.                                                 3,803,753              141
----------------------------------------------------------------------------------------------------------------------
                                                                                           23,970,296              888
----------------------------------------------------------------------------------------------------------------------
              Energy--4.7%
   145,700  * Denbury Resources, Inc.                                                       4,614,319              171
   209,300  * Parker Drilling Company                                                       1,940,211               72
    54,900  * Swift Energy Company                                                          2,056,554               76
    61,000    Tesoro Corporation                                                            4,168,740              155
----------------------------------------------------------------------------------------------------------------------
                                                                                           12,779,824              474
----------------------------------------------------------------------------------------------------------------------
              Financials--3.9%
   104,900    Calamos Asset Management, Inc. - Class "A"                                    3,923,260              145
    64,200    Commerce Bancorp, Inc.                                                        2,352,930               87
   118,250    HCC Insurance Holdings, Inc.                                                  4,115,100              153
----------------------------------------------------------------------------------------------------------------------
                                                                                           10,391,290              385
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.8%
   193,500  * AMN Healthcare Services, Inc.                                                 3,622,320              134
   142,100  * AmSurg Corporation                                                            3,224,249              120
   420,700  * BioScrip, Inc.                                                                3,033,247              112
    76,600  * Humana, Inc.                                                                  4,032,990              149
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2006

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                          Value       Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    60,600  * Lincare Holdings, Inc.                                                       $2,360,976              $88
   102,200  * Magellan Health Services, Inc.                                                4,136,034              153
    95,300    West Pharmaceutical Services, Inc.                                            3,308,816              123
----------------------------------------------------------------------------------------------------------------------
                                                                                           23,718,632              879
----------------------------------------------------------------------------------------------------------------------
              Industrials--22.7%
   107,900  * Aviall, Inc.                                                                  4,108,832              152
    60,000    Carlisle Companies, Inc.                                                      4,908,000              182
   115,200    CLARCOR, Inc.                                                                 4,101,120              152
    57,400    Curtiss-Wright Corporation                                                    3,799,880              141
    70,000    HNI Corporation                                                               4,130,000              153
    58,800  * Jacobs Engineering Group, Inc.                                                5,100,312              189
    86,200    John H. Harland Company                                                       3,387,660              126
   134,600  * Kansas City Southern, Inc.                                                    3,324,620              123
    88,200  * NCI Building Systems, Inc.                                                    5,271,714              195
   158,700    Stewart & Stevenson Services, Inc.                                            5,789,376              214
    73,900    United Industrial Corporation                                                 4,502,727              167
   112,300    Wabtec Corporation                                                            3,660,980              136
   135,825    Watson Wyatt & Company Holdings - Class "A"                                   4,425,179              164
   144,000    Woodward Governor Company                                                     4,788,000              177
----------------------------------------------------------------------------------------------------------------------
                                                                                           61,298,400            2,271
----------------------------------------------------------------------------------------------------------------------
              Information Technology--21.2%
   161,650  * Avnet, Inc.                                                                   4,102,677              152
   232,900    AVX Corporation                                                               4,122,330              153
   119,900  * Cabot Microelectronics Corporation                                            4,448,290              165
   142,700  * Checkpoint Systems, Inc.                                                      3,835,776              142
   267,900  * Convergys Corporation                                                         4,878,459              181
    51,400    Imation Corporation                                                           2,205,574               82
   104,100  * Intergraph Corporation                                                        4,336,806              161
   124,900  * MEMC Electronic Materials, Inc.                                               4,611,308              171
   177,200    MoneyGram International, Inc.                                                 5,443,584              202
   371,250  * Overland Storage, Inc.                                                        3,370,950              125
    82,000  * Rogers Corporation                                                            4,467,360              164
   190,425    Sabre Holdings Corporation - Class "A"                                        4,480,700              166
   379,400  * Tyler Technologies, Inc.                                                      4,173,400              155
   101,400  * Varian Semiconductor Equipment Associates, Inc.                               2,847,312              105
----------------------------------------------------------------------------------------------------------------------
                                                                                           57,324,526            2,124
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                          Value       Net Assets
----------------------------------------------------------------------------------------------------------------------
              Materials--6.9%
    70,200    AptarGroup, Inc.                                                             $3,878,550             $144
   126,800    Bowater, Inc.                                                                 3,750,744              139
    98,500    Commercial Metals Company                                                     5,268,765              195
    89,400    Eagle Materials, Inc.                                                         5,700,144              211
----------------------------------------------------------------------------------------------------------------------
                                                                                           18,598,203              689
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--4.2%
   105,300    CenturyTel, Inc.                                                              4,119,336              152
   399,200  * Premiere Global Services, Inc.                                                3,213,560              119
   107,775    Telephone & Data Systems, Inc. - Special Shares                               4,068,506              151
----------------------------------------------------------------------------------------------------------------------
                                                                                           11,401,402              422
----------------------------------------------------------------------------------------------------------------------
              Utilities--5.0%
   124,500    Atmos Energy Corporation                                                      3,278,085              121
   261,800  * CMS Energy Corporation                                                        3,390,310              126
   191,500    Duquesne Light Holdings, Inc.                                                 3,159,750              117
   160,100    Pepco Holdings, Inc.                                                          3,648,679              135
----------------------------------------------------------------------------------------------------------------------
                                                                                           13,476,824              499
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $218,723,047)                                          263,875,186            9,776
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--2.0%
    $5,500M   Federal Home Loan Bank, 4.63%, 4/3/06
                (cost $5,498,585)                                                           5,498,585              204
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $224,221,632)                             99.8%          269,373,771            9,980
Other Assets, Less Liabilities                                               .2               529,414               20
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%         $269,903,185          $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements



Fund Expenses
FOCUSED EQUITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

--------------------------------------------------------------------------------------------
                                                Beginning      Ending
                                                 Account       Account       Expenses Paid
                                                  Value         Value        During Period
                                                (10/1/05)     (3/31/06)    (10/1/05-3/31/06)*
--------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                         $1,000.00     $1,042.63            $9.62
Hypothetical
  (5% annual return before expenses)           $1,000.00     $1,015.51            $9.50
--------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                         $1,000.00     $1,038.42           $13.16
Hypothetical
  (5% annual return before expenses)           $1,000.00     $1,012.02           $12.99
--------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.89% for Class A shares and 2.59% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Information Technology                               20.0%
Financials                                           18.2%
Health Care                                          16.7%
Industrials                                          12.6%
Consumer Discretionary                                9.1%
Consumer Staples                                      8.8%
Energy                                                8.8%
Telecommunication Services                            2.9%
Materials                                             1.1%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.


Portfolio of Investments
FOCUSED EQUITY FUND
March 31, 2006

---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
                                                                                                           $10,000 of
    Shares    Security                                                                         Value       Net Assets
---------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.9%
              Consumer Discretionary--9.2%
    32,100    CBS Corporation - Class "B"                                                   $769,758             $136
    12,800    Federated Department Stores, Inc.                                              934,400              166
    14,600    Lowe's Companies, Inc.                                                         940,824              167
     6,600    NIKE, Inc. - Class "B"                                                         561,660               99
    66,800    Time Warner, Inc.                                                            1,121,572              199
    21,750  * Viacom, Inc. - Class "B"                                                       843,900              150
---------------------------------------------------------------------------------------------------------------------
                                                                                           5,172,114              917
---------------------------------------------------------------------------------------------------------------------
              Consumer Staples--8.9%
    22,300    Altria Group, Inc.                                                           1,580,178              280
    25,500    PepsiCo, Inc.                                                                1,473,645              261
    34,100    Procter & Gamble Company                                                     1,964,842              349
---------------------------------------------------------------------------------------------------------------------
                                                                                           5,018,665              890
---------------------------------------------------------------------------------------------------------------------
              Energy--8.8%
    35,100    ConocoPhillips                                                               2,216,565              393
     9,200    GlobalSantaFe Corporation                                                      558,900               99
    14,300    Noble Energy, Inc.                                                             628,056              112
    12,400    Schlumberger, Ltd.                                                           1,569,468              278
---------------------------------------------------------------------------------------------------------------------
                                                                                           4,972,989              882
---------------------------------------------------------------------------------------------------------------------
              Financials--18.3%
    21,100    ACE, Ltd.                                                                    1,097,411              195
    14,520    American International Group, Inc.                                             959,627              170
    49,300    Bank of America Corporation                                                  2,245,122              398
    35,800    Citigroup, Inc.                                                              1,690,834              300
    13,700    Golden West Financial Corporation                                              930,230              165
    17,600    Merrill Lynch & Company, Inc.                                                1,386,176              246
    17,000    State Street Corporation                                                     1,027,310              182
     9,100    UBS AG                                                                       1,000,727              177
---------------------------------------------------------------------------------------------------------------------
                                                                                          10,337,437            1,833
---------------------------------------------------------------------------------------------------------------------
              Health Care--16.8%
    18,100    Abbott Laboratories                                                            768,707              136
    21,500  * Amgen, Inc.                                                                  1,564,125              277
    17,800    Eli Lilly & Company                                                            984,340              175
     5,800  * Genzyme Corporation                                                            389,876               69
---------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FOCUSED EQUITY FUND
March 31, 2006

---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
                                                                                                           $10,000 of
    Shares    Security                                                                         Value       Net Assets
---------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    33,500    Medtronic, Inc.                                                             $1,700,125             $302
    28,900    Sanofi-Aventis (ADR)                                                         1,371,305              243
    59,800    Schering-Plough Corporation                                                  1,135,602              201
    20,000  * WellPoint, Inc.                                                              1,548,600              275
---------------------------------------------------------------------------------------------------------------------
                                                                                           9,462,680            1,678
---------------------------------------------------------------------------------------------------------------------
              Industrials--12.7%
    12,200    Boeing Company                                                                 950,746              168
     7,200    Caterpillar, Inc.                                                              517,032               92
    56,300    General Electric Company                                                     1,958,114              347
    13,300    Lockheed Martin Corporation                                                    999,229              177
    17,700    Textron, Inc.                                                                1,653,003              293
    31,100    Waste Management, Inc.                                                       1,097,830              195
---------------------------------------------------------------------------------------------------------------------
                                                                                           7,175,954            1,272
---------------------------------------------------------------------------------------------------------------------
              Information Technology--20.2%
    22,500    Analog Devices, Inc.                                                           861,525              153
    19,500    Automatic Data Processing, Inc.                                                890,760              158
    56,300  * Cisco Systems, Inc.                                                          1,220,021              216
    50,700  * Corning, Inc.                                                                1,364,337              242
    19,400  * Dell, Inc.                                                                     577,344              102
    65,200  * EMC Corporation                                                                888,676              158
    24,800    First Data Corporation                                                       1,161,136              206
     3,900  * Google, Inc. - Class "A"                                                     1,521,000              270
   106,200    Microsoft Corporation                                                        2,889,702              512
---------------------------------------------------------------------------------------------------------------------
                                                                                          11,374,501            2,017
---------------------------------------------------------------------------------------------------------------------
              Materials--1.1%
     2,900    Rio Tinto PLC (ADR)                                                            600,300              107
---------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.9%
    63,121    Sprint Nextel Corporation                                                    1,631,046              289
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $48,290,968)                                           55,745,686            9,885
---------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
Amount      Security                                                                           Value        Net Assets
----------------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT--1.8%
    $1,030M UBS Securities, 4.53%, dated 3/31/06,
             to be repurchased at $1,030,389 on 4/3/06
             (collateralized by U.S. Treasury Bonds,
             6.625%, 2/15/27, valued at $1,051,205)
             (cost $1,030,000)                                                            $1,030,000             $182
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $49,320,968)                             100.7%          56,775,686           10,067
Excess of Liabilities Over Other Assets                                     (.7)            (376,789)             (67)
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                                100.0%         $56,398,897          $10,000
======================================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR  American Depositary Receipts

See notes to financial statements


Fund Expenses
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.



-----------------------------------------------------------------------------------------------
                                                  Beginning      Ending
                                                   Account       Account        Expenses Paid
                                                    Value         Value         During Period
                                                  (10/1/05)     (3/31/06)     (10/1/05-3/31/06)*
-----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00     $1,077.35            $9.53
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,015.76            $9.25
-----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00     $1,073.62           $13.13
Hypothetical
  (5% annual return before expenses)             $1,000.00     $1,012.26           $12.74
-----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.84% for Class A shares and 2.54% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART DATA:)

United States                                        46.0%
Japan                                                10.8%
Switzerland                                           7.2%
France                                                7.2%
United Kingdom                                        6.9%
Canada                                                3.8%
Italy                                                 2.7%
Germany                                               2.5%
Spain                                                 1.8%
Netherlands                                           1.7%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2006, and are based on the total market value of investments.


Portfolio of Investments
GLOBAL FUND
March 31, 2006

---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
                                                                                                           $10,000 of
    Shares    Security                                                                         Value       Net Assets
---------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--97.6%
              United States--46.0%
    29,800    Abbott Laboratories                                                         $1,265,606              $47
    13,300    Abercrombie & Fitch Company - Class "A"                                        775,390               29
    36,800    ACE, Ltd.                                                                    1,913,968               71
    60,500  * Adobe Systems, Inc.                                                          2,112,660               78
    19,700  * Alkermes, Inc.                                                                 434,385               16
    37,000    Altria Group, Inc.                                                           2,621,820               97
    42,500  * Amdocs, Ltd.                                                                 1,532,550               56
    24,153    American International Group, Inc.                                           1,596,272               59
    35,800  * Amgen, Inc.                                                                  2,604,450               96
    37,100    Analog Devices, Inc.                                                         1,420,559               52
    79,300    Bank of America Corporation                                                  3,611,322              133
    20,800    Boeing Company                                                               1,620,944               60
    11,800    Caterpillar, Inc.                                                              847,358               31
    87,300    CBS Corporation - Class "B"                                                  2,093,454               77
    19,700    Chubb Corporation                                                            1,880,168               69
    92,800  * Cisco Systems, Inc.                                                          2,010,976               74
    59,049    Citigroup, Inc.                                                              2,788,884              103
    14,600    CNF, Inc.                                                                      729,124               27
    39,400    ConocoPhillips                                                               2,488,110               92
   114,000  * Corning, Inc.                                                                3,067,740              113
    32,100  * Dell, Inc.                                                                     955,296               35
    57,500  * E*TRADE Financial Corporation                                                1,551,350               57
    34,300    Eli Lilly & Company                                                          1,896,790               70
   107,400  * EMC Corporation                                                              1,463,862               54
    43,500    ExxonMobil Corporation                                                       2,647,410               98
    31,700    Federated Department Stores, Inc.                                            2,314,100               85
    34,300    First Data Corporation                                                       1,605,926               59
    31,400  * Fisher Scientific International, Inc.                                        2,136,770               79
    22,600    Fluor Corporation                                                            1,939,080               71
    93,400    General Electric Company                                                     3,248,452              120
    24,300  * Genzyme Corporation                                                          1,633,446               60
    15,000    GlobalSantaFe Corporation                                                      911,250               34
    24,100    Golden West Financial Corporation                                            1,636,390               60
     5,800  * Google, Inc. - Class "A"                                                     2,262,000               83
    17,300  * Health Net, Inc.                                                               879,186               32
    24,100    Lockheed Martin Corporation                                                  1,810,633               67
    24,900    Loews Corporation - Carolina Group                                           1,177,023               43
    24,900    Lowe's Companies, Inc.                                                       1,604,556               59
    29,900    Market 2000+ Holders Trust                                                   1,648,088               61
---------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2006

---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
                                                                                                           $10,000 of
    Shares    Security                                                                         Value       Net Assets
---------------------------------------------------------------------------------------------------------------------
              United States (continued)
    12,900    Martin Marietta Materials, Inc.                                             $1,380,687              $51
    16,900  * MedImmune, Inc.                                                                618,202               23
    55,600    Medtronic, Inc.                                                              2,821,700              104
    29,100    Merrill Lynch & Company, Inc.                                                2,291,916               84
    34,400    Michaels Stores, Inc.                                                        1,292,752               48
    31,600    Microchip Technology, Inc.                                                   1,147,080               42
   172,400    Microsoft Corporation                                                        4,691,004              173
    15,100  * National-Oilwell Varco, Inc.                                                   968,212               36
    30,700    Newmont Mining Corporation                                                   1,593,023               59
    46,000    Noble Energy, Inc.                                                           2,020,320               74
    18,400    Nuveen Investments - Class "A"                                                 885,960               33
    20,200  * Penn National Gaming, Inc.                                                     852,036               31
    40,600    PepsiCo, Inc.                                                                2,346,274               86
     7,200    Precision Castparts Corporation                                                427,680               16
    56,300    Procter & Gamble Company                                                     3,244,006              120
    22,300    QUALCOMM, Inc.                                                               1,128,603               42
   111,500    Schering-Plough Corporation                                                  2,117,385               78
    16,500    Schlumberger, Ltd.                                                           2,088,405               77
    29,600    Simon Property Group, Inc. (REIT)                                            2,490,544               92
   109,579    Sprint Nextel Corporation                                                    2,831,521              104
    28,100    State Street Corporation                                                     1,698,083               63
    35,800    Textron, Inc.                                                                3,343,362              123
   121,200    Time Warner, Inc.                                                            2,034,948               75
    34,600    United Technologies Corporation                                              2,005,762               74
    24,300  * Univision Communications, Inc. - Class "A"                                     837,621               31
    25,500  * Viacom, Inc. - Class "B"                                                       989,400               36
    86,400    Waste Management, Inc.                                                       3,049,920              112
    36,200  * WellPoint, Inc.                                                              2,802,966              103
---------------------------------------------------------------------------------------------------------------------
                                                                                         124,736,720            4,597
---------------------------------------------------------------------------------------------------------------------
              Japan--10.7%
    37,100    Canon, Inc.                                                                  2,449,436               90
     6,700    Credit Saison Company, Ltd.                                                    369,667               14
    81,300    Daiichi Sankyo Company, Ltd.                                                 1,850,076               68
    52,800    Eisai Company, Ltd.                                                          2,295,652               85
   104,400    Matsui Securities Company, Ltd.                                              1,444,027               53
    15,000    Mitsubishi Estate Company, Ltd.                                                354,691               13
   612,000    Mitsubishi Heavy Industries, Ltd.                                            2,904,653              107
       320    Mitsubishi Tokyo Financial Group, Inc.                                       4,876,888              180
       447    Nippon Telegraph & Telephone Corporation                                     1,913,171               71
---------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
                                                                                                           $10,000 of
    Shares    Security                                                                         Value       Net Assets
---------------------------------------------------------------------------------------------------------------------
              Japan (continued)
   298,000    Obayashi Corporation                                                        $2,419,561              $89
    35,650    Promise Company, Ltd.                                                        2,151,267               79
    68,300    Seven & I Holdings Company, Ltd.                                             2,697,500               99
   219,000    Shinsei Bank, Ltd.                                                           1,529,418               56
    33,200    Sony Corporation                                                             1,533,520               57
     5,660    Takefuji Corporation                                                           355,459               13
---------------------------------------------------------------------------------------------------------------------
                                                                                          29,144,986            1,074
---------------------------------------------------------------------------------------------------------------------
              Switzerland--7.2%
    56,804    Credit Suisse Group - Registered                                             3,179,564              117
    20,973    Nestle SA - Registered                                                       6,210,775              229
    11,200    UBS AG - Registered                                                          1,231,664               46
    64,100    UBS AG - Registered                                                          7,023,851              259
     8,227  * Zurich Financial Services AG - Registered                                    1,927,933               71
---------------------------------------------------------------------------------------------------------------------
                                                                                          19,573,787              722
---------------------------------------------------------------------------------------------------------------------
              France--7.2%
    49,307  * Electricite de France                                                        2,792,516              103
    27,699    Essilor International SA                                                     2,467,079               91
    27,069    Lafarge SA                                                                   3,062,845              113
    26,746    LVMH Moet Hennessy Louis Vuitton SA                                          2,618,476               97
    42,287    PSA Peugeot Citroen                                                          2,661,040               98
    39,253    Sanofi-Aventis                                                               3,728,926              137
     8,072    Total SA                                                                     2,126,576               78
---------------------------------------------------------------------------------------------------------------------
                                                                                          19,457,458              717
---------------------------------------------------------------------------------------------------------------------
              United Kingdom--6.9%
    68,751    AstraZeneca PLC                                                              3,458,300              127
   345,254    EMI Group PLC                                                                1,515,112               56
    80,237    Imperial Tobacco Group PLC                                                   2,375,712               88
   167,710    Kingfisher PLC                                                                 696,707               26
   116,600    London Stock Exchange PLC                                                    2,135,739               79
   740,442    Old Mutual PLC                                                               2,584,714               95
    83,802    Reckitt Benckiser PLC                                                        2,944,960              108
    91,789    Xstrata PLC                                                                  2,966,123              109
---------------------------------------------------------------------------------------------------------------------
                                                                                          18,677,367              688
---------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2006

---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
                                                                                                           $10,000 of
    Shares    Security                                                                         Value       Net Assets
---------------------------------------------------------------------------------------------------------------------
              Canada--3.8%
    61,700    Alcan, Inc.                                                                 $2,825,845             $104
    33,300    Cameco Corporation                                                           1,198,800               44
    34,100    EnCana Corporation                                                           1,595,387               59
    14,700    Inco, Ltd.                                                                     733,383               27
    43,900    Inco, Ltd.                                                                   2,186,345               81
    34,100    Talisman Energy, Inc.                                                        1,811,106               67
---------------------------------------------------------------------------------------------------------------------
                                                                                          10,350,866              382
---------------------------------------------------------------------------------------------------------------------
              Italy--2.7%
   609,042    Banca Intesa SpA                                                             3,633,586              134
   510,761    UniCredito Italiano SpA                                                      3,686,968              136
---------------------------------------------------------------------------------------------------------------------
                                                                                           7,320,554              270
---------------------------------------------------------------------------------------------------------------------
              Germany--2.5%
    24,530    E.ON AG                                                                      2,696,893               99
     9,694    Muenchener Rueckversicherungs -
                Gesellschaft AG - Registered                                               1,373,729               51
    12,397    SAP AG                                                                       2,689,912               99
---------------------------------------------------------------------------------------------------------------------
                                                                                           6,760,534              249
---------------------------------------------------------------------------------------------------------------------
              Spain--1.8%
   229,416    Banco Bilbao Vizcaya Argentaria SA                                           4,780,772              176
---------------------------------------------------------------------------------------------------------------------
              Netherlands--1.7%
    48,614    ABN AMRO Holding NV                                                          1,455,467               54
    94,844    Koninklijke (Royal) Philips Electronics NV                                   3,201,103              118
---------------------------------------------------------------------------------------------------------------------
                                                                                           4,656,570              172
---------------------------------------------------------------------------------------------------------------------
              Norway--1.6%
   155,450    Statoil ASA                                                                  4,476,721              165
---------------------------------------------------------------------------------------------------------------------
              Finland--1.1%
   141,550    Nokia OYJ                                                                    2,925,762              108
---------------------------------------------------------------------------------------------------------------------
              Brazil--.9%
    52,100    Companhia Vale Do Rio Doce (ADR)                                             2,528,413               93
---------------------------------------------------------------------------------------------------------------------
              Taiwan--.8%
   111,600    Chunghwa Telecom Company, Ltd. (ADR)                                         2,186,243               81
---------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
 Shares or                                                                                                   For Each
 Principal                                                                                                 $10,000 of
    Amount    Security                                                                         Value       Net Assets
---------------------------------------------------------------------------------------------------------------------
              Ireland--.8%
    38,500  * Ryanair Holdings PLC (ADR)                                                  $2,105,950              $78
---------------------------------------------------------------------------------------------------------------------
              Mexico--.7%
    29,600    America Movil SA de CV (ADR) - Series "L"                                    1,014,096               37
   311,200    Wal-Mart de Mexico SA de CV                                                    832,762               31
---------------------------------------------------------------------------------------------------------------------
                                                                                           1,846,858               68
---------------------------------------------------------------------------------------------------------------------
              Russia--.6%
    52,800    Mobile TeleSystems (ADR)                                                     1,747,680               64
---------------------------------------------------------------------------------------------------------------------
              Australia--.6%
   118,512    Santos, Ltd.                                                                   961,664               35
    19,200    Woodside Petroleum, Ltd. (ADR)                                                 622,644               23
---------------------------------------------------------------------------------------------------------------------
                                                                                           1,584,308               58
---------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $219,383,889)                                         264,861,549            9,762
---------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--2.3%
    $6,115M   UBS Securities, 4.53%, dated 3/31/06, to be
               repurchased at $6,117,308 on 4/3/06
               (collateralized by U.S. Treasury Bonds,
               4.64%, 9/28/06, valued at $6,239,013)
               (cost $6,115,000)                                                           6,115,000              225
---------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $225,498,889)                            99.9%          270,976,549            9,987
Other Assets, Less Liabilities                                              .1               349,352               13
---------------------------------------------------------------------------------------------------------------------
Net Assets                                                               100.0%         $271,325,901          $10,000
=====================================================================================================================

* Non-income producing

  Summary of Abbreviations:

  ADR  American Depositary Receipts

  REIT  Real Estate Investment Trust

See notes to financial statements



Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2006

Sector diversification of the portfolio was as follows:
------------------------------------------------------------------------------
                                                   Percentage
Sector                                          of Net Assets            Value
------------------------------------------------------------------------------
Diversified Financials                                   10.0%     $27,107,431
Banks                                                     9.3       25,210,811
Energy                                                    8.8       23,916,605
Pharmaceuticals & Biotechnology                           8.1       21,903,218
Capital Goods                                             7.6       20,567,485
Materials                                                 6.4       17,276,664
Software & Services                                       5.5       14,894,052
Food, Beverage & Tobacco                                  5.4       14,731,604
Technology Hardware & Equipment                           5.2       14,001,675
Insurance                                                 4.2       11,276,784
Health Care Equipment & Services                          4.1       11,107,701
Telecommunication Services                                3.6        9,692,712
Media                                                     2.7        7,470,535
Consumer Durables & Apparel                               2.7        7,353,099
Retailing                                                 2.5        6,683,505
Household & Personal Products                             2.3        6,188,966
Utilities                                                 2.0        5,489,409
Food & Staples Retailing                                  1.3        3,530,261
Commercial Services & Supplies                            1.1        3,049,920
Real Estate                                               1.0        2,845,235
Transportation                                            1.0        2,835,074
Automobiles & Components                                  1.0        2,661,040
Semiconductors & Semiconductor Equipment                  0.9        2,567,639
Pooled Vehicle                                            0.6        1,648,088
Consumer Services                                         0.3          852,036
Repurchase Agreement                                      2.3        6,115,000
------------------------------------------------------------------------------
Total Value of Investments                               99.9      270,976,549
Other Assets, Less Liabilities                             .1          349,352
------------------------------------------------------------------------------
Net Assets                                              100.0%    $271,325,901
==============================================================================

See notes to financial statements


This page intentionally left blank.


Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2006
----------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL                                  GROWTH &       ALL-CAP
                                                            RETURN         VALUE     BLUE CHIP        INCOME        GROWTH
----------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                    $297,577,768  $265,903,453  $362,466,420  $586,234,175  $187,464,615
                                                      ============  ============  ============  ============  ============
At value (Note 1A)                                    $342,961,021  $335,253,709  $488,049,835  $747,101,009  $221,559,582
Cash (overdraft)                                           871,559      (353,096)       10,080       674,821         2,347
Receivables:
Investment securities sold                                 852,848       869,391       937,949     2,903,645     1,417,866
Dividends and interest                                   1,446,083       593,963       625,343       770,879        56,557
Shares sold                                                635,050       894,171       727,150     1,646,085       599,474
Forward currency contracts (Note 4)                             --            --            --            --            46
Other assets                                                46,643        42,327        82,725        97,293        28,882
                                                      ------------  ------------  ------------  ------------  ------------
Total Assets                                           346,813,204   337,300,465   490,433,082   753,193,732   223,664,754
                                                      ------------  ------------  ------------  ------------  ------------
Liabilities
Payables:
Investment securities purchased                          2,476,074     1,532,068     1,226,159     3,291,137       695,670
Shares redeemed                                            699,187       627,920     1,196,160     1,575,136       466,696
Dividends payable                                           17,724        15,754         2,522         5,110            --
Accrued advisory fees                                      215,700       209,832       306,314       452,762       139,334
Accrued shareholder servicing costs                         79,100        80,034       136,542       174,352        68,506
Accrued expenses                                            29,587        18,253        12,356        30,744        24,904
                                                      ------------  ------------  ------------  ------------  ------------
Total Liabilities                                        3,517,372     2,483,861     2,880,053     5,529,241     1,395,110
                                                      ------------  ------------  ------------  ------------  ------------
Net Assets                                            $343,295,832  $334,816,604  $487,553,029  $747,664,491  $222,269,644
                                                      ============  ============  ============  ============  ============
Net Assets Consist of:
Capital paid in                                       $303,110,443  $307,031,235  $465,941,090  $599,044,423  $176,820,079
Undistributed net investment income (loss)                (268,576)      754,173       375,571       637,164      (854,534)
Accumulated net realized gain (loss) on
investments and foreign currency transactions           (4,929,288)  (42,319,060) (104,347,047)  (12,883,930)   12,209,132
Net unrealized appreciation in value
of investments and foreign
currency transactions                                   45,383,253    69,350,256   125,583,415   160,866,834    34,094,967
                                                      ------------  ------------  ------------  ------------  ------------
Total                                                 $343,295,832  $334,816,604  $487,553,029  $747,664,491  $222,269,644
                                                      ============  ============  ============  ============  ============
Net Assets:
Class A                                               $305,326,202  $306,247,041  $437,648,885  $664,981,934  $197,035,808
Class B                                                $37,969,630   $28,569,563   $49,904,144   $82,682,557   $25,233,836
Shares outstanding (Note 5):
Class A                                                 20,917,822    42,928,076    20,096,337    44,799,919    20,488,667
Class B                                                  2,639,564     4,067,458     2,451,229     5,841,717     2,724,781
Net asset value and redemption price
per share -- Class A                                        $14.60         $7.13        $21.78        $14.84         $9.62
                                                      ============  ============  ============  ============  ============
Maximum offering price per share -- Class A
(Net asset value/.9425)*                                    $15.49         $7.56        $23.11        $15.75        $10.21
                                                      ============  ============  ============  ============  ============
Net asset value and offering price per share --
Class B (Note 5)                                            $14.38         $7.02        $20.36        $14.15         $9.26
                                                      ============  ============  ============  ============  ============





Statements of Assets and Liabilities (continued)
FIRST INVESTORS EQUITY FUNDS
March 31, 2006
------------------------------------------------------------------------------------------------------------
                                                           MID-CAP       SPECIAL       FOCUSED
                                                       OPPORTUNITY    SITUATIONS        EQUITY        GLOBAL
------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                    $388,467,202  $224,221,632   $49,320,968  $225,498,889
                                                      ============  ============  ============  ============
At value (Note 1A)                                    $517,956,234  $269,373,771   $56,775,686  $270,976,549
Cash (overdraft)                                           210,857       147,084         6,191        64,627
Receivables:
Investment securities sold                                 253,492     1,272,476        43,353     1,444,472
Dividends and interest                                     270,440       136,200        79,615       510,487
Shares sold                                              1,387,204       645,473        37,138       487,701
Forward currency contracts (Note 4)                             --            --            --         5,437
Other assets                                                66,597        36,357         8,887        57,450
                                                      ------------  ------------  ------------  ------------
Total Assets                                           520,144,824   271,611,361    56,950,870   273,546,723
                                                      ------------  ------------  ------------  ------------
Liabilities
Payables:
Investment securities purchased                          1,595,525       917,880       293,720     1,608,768
Shares redeemed                                          1,090,872       517,726       181,653       305,559
Dividends payable                                               --            --            --            --
Accrued advisory fees                                      318,942       167,234        36,167       222,752
Accrued shareholder servicing costs                        133,506        79,008        25,781        68,786
Accrued expenses                                            34,772        26,328        14,652        14,957
                                                      ------------  ------------  ------------  ------------
Total Liabilities                                        3,173,617     1,708,176       551,973     2,220,822
                                                      ------------  ------------  ------------  ------------
Net Assets                                            $516,971,207  $269,903,185   $56,398,897  $271,325,901
                                                      ============  ============  ============  ============
Net Assets Consist of:
Capital paid in                                       $365,339,587  $223,623,093   $72,071,282  $215,053,462
Undistributed net investment income (loss)              (1,289,234)     (580,778)     (124,263)   (1,077,570)
Accumulated net realized gain (loss) on
investments and foreign currency transactions           23,431,822     1,708,731   (23,002,840)   11,869,744
Net unrealized appreciation in value
of investments and foreign
currency transactions                                  129,489,032    45,152,139     7,454,718    45,480,265
                                                      ------------  ------------  ------------  ------------
Total                                                 $516,971,207  $269,903,185   $56,398,897  $271,325,901
                                                      ============  ============  ============  ============
Net Assets:
Class A                                               $457,693,047  $249,038,411   $47,759,594  $256,584,481
Class B                                                $59,278,160   $20,864,774    $8,639,303   $14,741,420
Shares outstanding (Note 5):
Class A                                                 15,443,440    10,942,587     5,272,970    33,821,140
Class B                                                  2,180,416     1,004,480       999,207     2,105,400
Net asset value and redemption price
per share -- Class A                                        $29.64        $22.76         $9.06         $7.59
                                                      ============  ============  ============  ============
Maximum offering price per share -- Class A
(Net asset value/.9425)*                                    $31.45        $24.15         $9.61         $8.05
                                                      ============  ============  ============  ============
Net asset value and offering price per share --
Class B (Note 5)                                            $27.19        $20.77         $8.65         $7.00
                                                      ============  ============  ============  ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements



Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2006
-------------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL                                           GROWTH &          ALL-CAP
                                                  RETURN            VALUE        BLUE CHIP           INCOME           GROWTH
-------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                     $1,877,265(a)    $3,754,422(b)    $4,546,195(c)    $6,086,833(d)      $674,877(e)
Interest                                       2,955,905          479,202          139,428           38,006          186,006
                                            ------------     ------------     ------------     ------------     ------------
Total income                                   4,833,170        4,233,624        4,685,623        6,124,839          860,883
                                            ------------     ------------     ------------     ------------     ------------
Expenses (Notes 1 and 3):
Advisory fees                                  1,392,367        1,158,209        1,946,049        2,549,639          777,301
Distribution plan expenses -- Class A            435,988          423,085          640,922          934,935          274,375
Distribution plan expenses -- Class B            188,488          136,480          253,814          405,241          121,816
Shareholder servicing costs                      405,708          402,273          761,585          940,490          373,648
Professional fees                                 34,855           36,564           50,391           68,677           27,167
Custodian fees                                    16,722           13,361           15,430           22,679            9,607
Registration fees                                 39,345           33,089           32,645           35,889           36,560
Reports to shareholders                           72,141           77,852          114,785          148,179           66,011
Trustees' fees                                     7,971            7,379           11,799           17,054            4,944
Other expenses                                    38,364           38,018           51,147           71,465           27,334
                                            ------------     ------------     ------------     ------------     ------------
Total expenses                                 2,631,949        2,326,310        3,878,567        5,194,248        1,718,763
Less: Expenses waived                           (163,014)              --         (163,014)              --               --
      Expenses paid indirectly                   (10,825)          (8,935)         (10,849)         (10,200)          (3,346)
                                            ------------     ------------     ------------     ------------     ------------
Net expenses                                   2,458,110        2,317,375        3,704,704        5,184,048        1,715,417
                                            ------------     ------------     ------------     ------------     ------------
Net investment income (loss)                   2,375,060        1,916,249          980,919          940,791         (854,534)
                                            ------------     ------------     ------------     ------------     ------------
Realized and Unrealized Gain on
Investments and Foreign Currency
Transactions (Note 2):
Net realized gain (loss) on:
Investments                                    5,736,181        6,507,895        8,276,458       18,477,085       17,405,507
Foreign currency transactions                         --               --               --               --               --
                                            ------------     ------------     ------------     ------------     ------------
Net realized gain on investments
and foreign currency transactions              5,736,181        6,507,895        8,276,458       18,477,085       17,405,507
                                            ------------     ------------     ------------     ------------     ------------
Net unrealized appreciation of:
Investments                                    9,859,667       17,376,775       17,872,669       40,288,791        1,216,185
Foreign currency transactions                         --               --               --               --               --
                                            ------------     ------------     ------------     ------------     ------------
Net unrealized appreciation of investments
and foreign currency transactions              9,859,667       17,376,775       17,872,669       40,288,791        1,216,185
                                            ------------     ------------     ------------     ------------     ------------
Net gain on investments and foreign
currency transactions                         15,595,848       23,884,670       26,149,127       58,765,876       18,621,692
                                            ------------     ------------     ------------     ------------     ------------
Net Increase in Net Assets Resulting
from Operations                              $17,970,908      $25,800,919      $27,130,046      $59,706,667      $17,767,158
                                            ============     ============     ============     ============     ============

(a) Net of $712 foreign taxes withheld
(b) Net of $2,538 foreign taxes withheld
(c) Net of $873 foreign taxes withheld
(d) Net of $2,309 foreign taxes withheld
(e) Net of $3,672 foreign taxes withheld





Statements of Operations (continued)
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2006
-----------------------------------------------------------------------------------------------------------
                                                 MID-CAP          SPECIAL          FOCUSED
                                             OPPORTUNITY       SITUATIONS           EQUITY           GLOBAL
-----------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                     $2,293,981(f)    $1,200,274         $421,850       $1,702,587(g)
Interest                                         166,275          218,518           19,654          139,525
                                            ------------     ------------     ------------     ------------
Total income                                   2,460,256        1,418,792          441,504        1,842,112
                                            ------------     ------------     ------------     ------------
Expenses (Notes 1 and 3):
Advisory fees                                  1,965,860        1,174,309          213,289        1,272,278
Distribution plan expenses -- Class A            639,858          339,979           71,758          363,302
Distribution plan expenses -- Class B            285,686          100,063           45,191           70,883
Shareholder servicing costs                      755,488          452,241          144,089          397,134
Professional fees                                 43,327           28,463           14,307           52,301
Custodian fees                                    14,000           13,699            3,406           81,442
Registration fees                                 34,689           33,845           36,060           38,621
Reports to shareholders                          123,716           80,645           32,055          104,559
Trustees' fees                                    11,565            5,985            1,399            6,251
Other expenses                                    52,577           23,710            4,503           22,788
                                            ------------     ------------     ------------     ------------
Total expenses                                 3,926,766        2,252,939          566,057        2,409,559
Less: Expenses waived                           (163,014)        (249,315)              --               --
      Expenses paid indirectly                   (14,262)          (4,054)            (421)          (1,392)
                                            ------------     ------------     ------------     ------------
Net expenses                                   3,749,490        1,999,570          565,636        2,408,167
                                            ------------     ------------     ------------     ------------
Net investment income (loss)                  (1,289,234)        (580,778)        (124,132)        (566,055)
                                            ------------     ------------     ------------     ------------
Realized and Unrealized Gain on
Investments and Foreign Currency
Transactions (Note 2):
Net realized gain (loss) on:
Investments                                   23,490,196        7,977,893        1,031,169       16,900,758
Foreign currency transactions                         --               --               --          (16,878)
                                            ------------     ------------     ------------     ------------
Net realized gain on investments
and foreign currency transactions             23,490,196        7,977,893        1,031,169       16,883,880
                                            ------------     ------------     ------------     ------------
Net unrealized appreciation of:
Investments                                   15,922,589       20,027,058        1,416,454        2,994,491
Foreign currency transactions                         --               --               --            3,021
                                            ------------     ------------     ------------     ------------
Net unrealized appreciation of investments
and foreign currency transactions             15,922,589       20,027,058        1,416,454        2,997,512
                                            ------------     ------------     ------------     ------------
Net gain on investments and foreign
currency transactions                         39,412,785       28,004,951        2,447,623       19,881,392
                                            ------------     ------------     ------------     ------------
Net Increase in Net Assets Resulting
from Operations                              $38,123,551      $27,424,173       $2,323,491      $19,315,337
                                            ============     ============     ============     ============

(f) Net of $6,130 foreign taxes withheld
(g) Net of $64,454 foreign taxes withheld

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------
                                                              TOTAL RETURN                   VALUE
                                                      --------------------------  --------------------------
                                                      10/1/2005 to  10/1/2004 to  10/1/2005 to  10/1/2004 to
                                                         3/31/2006     9/30/2005     3/31/2006     9/30/2005
-------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                   $2,375,060    $4,761,075    $1,916,249    $3,192,276
Net realized gain on investments                         5,736,181    14,327,122     6,507,895    10,988,910
Net unrealized appreciation of investments               9,859,667     6,264,904    17,376,775    13,771,189
                                                      ------------  ------------  ------------  ------------
Net increase in net assets resulting from operations    17,970,908    25,353,101    25,800,919    27,952,375
                                                      ------------  ------------  ------------  ------------
Dividends to Shareholders
Net investment income -- Class A                        (2,273,596)   (4,688,964)   (1,689,863)   (2,633,134)
Net investment income -- Class B                          (165,522)     (428,201)      (65,282)     (122,898)
                                                      ------------  ------------  ------------  ------------
Total dividends                                         (2,439,118)   (5,117,165)   (1,755,145)   (2,756,032)
                                                      ------------  ------------  ------------  ------------
Share Transactions*
Class A:
Proceeds from shares sold                               31,551,250    64,070,678    36,445,424    84,851,705
Reinvestment of dividends                                2,238,215     4,613,539     1,658,949     2,574,863
Cost of shares redeemed                                (23,480,957)  (36,254,876)  (21,112,322)  (27,688,829)
                                                      ------------  ------------  ------------  ------------
                                                        10,308,508    32,429,341    16,992,051    59,737,739
                                                      ------------  ------------  ------------  ------------
Class B:
Proceeds from shares sold                                2,252,029     5,259,203     2,733,727     6,026,435
Reinvestment of dividends                                  164,267       425,505        64,674       121,750
Cost of shares redeemed                                 (4,050,093)   (6,076,543)   (3,292,566)   (5,162,063)
                                                      ------------  ------------  ------------  ------------
                                                        (1,633,797)     (391,835)     (494,165)      986,122
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) from share transactions          8,674,711    32,037,506    16,497,886    60,723,861
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in net assets                   24,206,501    52,273,442    40,543,660    85,920,204
Net Assets
Beginning of period                                    319,089,331   266,815,889   294,272,944   208,352,740
                                                      ------------  ------------  ------------  ------------
End of period                                         $343,295,832  $319,089,331  $334,816,604  $294,272,944
                                                      ============  ============  ============  ============
Includes undistributed net investment
income (deficit) of                                      $(268,576)    $(204,518)     $754,173      $593,069
                                                      ============  ============  ============  ============
*Shares Issued and Redeemed
Class A:
Sold                                                     2,214,949     4,699,343     5,364,098    13,262,294
Issued for dividends reinvested                            155,828       336,103       240,401       396,159
Redeemed                                                (1,647,048)   (2,656,447)   (3,094,704)   (4,319,198)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in Class A shares outstanding      723,729     2,378,999     2,509,795     9,339,255
                                                      ============  ============  ============  ============
Class B:
Sold                                                       160,674       393,326       408,875       960,339
Issued for dividends reinvested                             11,610        31,456         9,530        19,022
Redeemed                                                  (288,191)     (452,242)     (491,646)     (818,095)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in Class B shares outstanding     (115,907)      (27,460)      (73,241)      161,266
                                                      ============  ============  ============  ============





Statements of Changes in Net Assets (continued)
FIRST INVESTORS EQUITY FUNDS
------------------------------------------------------------------------------------------------------------
                                                               BLUE CHIP              GROWTH & INCOME
                                                      --------------------------  --------------------------
                                                      10/1/2005 to  10/1/2004 to  10/1/2005 to  10/1/2004 to
                                                         3/31/2006     9/30/2005     3/31/2006     9/30/2005
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $980,919    $2,231,932      $940,791    $3,980,086
Net realized gain on investments                         8,276,458    27,341,802    18,477,085    52,239,623
Net unrealized appreciation of investments              17,872,669    19,535,734    40,288,791    22,329,279
                                                      ------------  ------------  ------------  ------------
Net increase in net assets resulting from operations    27,130,046    49,109,468    59,706,667    78,548,988
                                                      ------------  ------------  ------------  ------------
Dividends to Shareholders
Net investment income -- Class A                          (605,787)   (2,052,222)   (1,111,737)   (4,113,800)
Net investment income -- Class B                                --      (179,271)           --      (201,083)
                                                      ------------  ------------  ------------  ------------
Total dividends                                           (605,787)   (2,231,493)   (1,111,737)   (4,314,883)
                                                      ------------  ------------  ------------  ------------
Share Transactions*
Class A:
Proceeds from shares sold                               30,316,492    44,068,883    64,460,646   105,630,410
Reinvestment of dividends                                  600,572     2,028,913     1,101,487     4,067,634
Cost of shares redeemed                                (37,993,442)  (80,924,729)  (49,273,436)  (76,352,083)
                                                      ------------  ------------  ------------  ------------
                                                        (7,076,378)  (34,826,933)   16,288,697    33,345,961
                                                      ------------  ------------  ------------  ------------
Class B:
Proceeds from shares sold                                2,602,926     3,947,403     5,836,423     8,233,185
Reinvestment of dividends                                       --       178,831            --       200,260
Cost of shares redeemed                                 (7,553,877)  (18,447,695)  (11,339,051)  (20,089,693)
                                                      ------------  ------------  ------------  ------------
                                                        (4,950,951)  (14,321,461)   (5,502,628)  (11,656,248)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) from share transactions        (12,027,329)  (49,148,394)   10,786,069    21,689,713
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in net assets                   14,496,930   (2,270,419)    69,380,999    95,923,818
Net Assets
Beginning of period                                    473,056,099   475,326,518   678,283,492   582,359,674
                                                      ------------  ------------  ------------  ------------
End of period                                         $487,553,029  $473,056,099  $747,664,491  $678,283,492
                                                      ============  ============  ============  ============
Includes undistributed net investment
income (deficit) of                                       $375,571          $439      $637,164      $808,110
                                                      ============  ============  ============  ============
*Shares Issued and Redeemed
Class A:
Sold                                                     1,432,408     2,197,308     4,539,269     8,066,584
Issued for dividends reinvested                             28,096        98,491        76,353       306,678
Redeemed                                                (1,794,483)   (4,035,467)   (3,465,583)   (5,827,638)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in Class A shares outstanding     (333,979)   (1,739,668)    1,150,039     2,545,624
                                                      ============  ============  ============  ============
Class B:
Sold                                                       131,486       209,604       427,337       659,640
Issued for dividends reinvested                                 --         9,266            --        15,843
Redeemed                                                  (381,469)     (980,107)     (834,785)   (1,603,975)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in Class B shares outstanding    (249,983)     (761,237)     (407,448)      (928,492)
                                                      ============  ============  ============  ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------
                                                             ALL-CAP GROWTH          MID-CAP OPPORTUNITY
                                                      --------------------------  --------------------------
                                                      10/1/2005 to  10/1/2004 to  10/1/2005 to  10/1/2004 to
                                                         3/31/2006     9/30/2005     3/31/2006     9/30/2005
-------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                             $(854,534)  $(1,303,216)  $(1,289,234)  $(1,887,963)
Net realized gain on investments                        17,405,507    12,586,390    23,490,196    25,408,825
Net unrealized appreciation (depreciation)
of investments                                           1,216,185     9,837,022    15,922,589    61,015,861
                                                      ------------  ------------  ------------  ------------
Net increase in net assets resulting from operations    17,767,158    21,120,196    38,123,551    84,536,723
                                                      ------------  ------------  ------------  ------------
Distributions to Shareholders
Net investment income -- Class A                                --            --            --            --
Net investment income -- Class B                                --            --            --            --
Net realized gains -- Class A                                   --            --   (11,436,474)           --
Net realized gains -- Class B                                   --            --    (1,696,534)           --
                                                      ------------  ------------  ------------  ------------
Total distributions                                             --            --   (13,133,008)            --
                                                      ------------  ------------  ------------  ------------
Share Transactions*
Class A:
Proceeds from shares sold                               25,279,153    41,188,051    49,190,120    99,735,632
Reinvestment of distributions                                   --            --    11,364,891            --
Cost of shares redeemed                                (13,466,738)  (20,615,450)  (35,507,650)  (40,559,126)
                                                      ------------  ------------  ------------  ------------
                                                        11,812,415    20,572,601    25,047,361    59,176,506
                                                      ------------  ------------  ------------  ------------
Class B:
Proceeds from shares sold                                2,099,570     3,422,603     4,997,839     8,855,927
Reinvestment of distributions                                   --            --     1,688,114            --
Cost of shares redeemed                                 (2,281,278)   (2,944,226)   (7,048,843)   (8,824,631)
                                                      ------------  ------------  ------------  ------------
                                                          (181,708)      478,377      (362,890)       31,296
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) from share transactions         11,630,707    21,050,978    24,684,471    59,207,802
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in net assets                   29,397,865    42,171,174    49,675,014   143,744,525
Net Assets
Beginning of period                                    192,871,779   150,700,605   467,296,193   323,551,668
                                                      ------------  ------------  ------------  ------------
End of period                                         $222,269,644  $192,871,779  $516,971,207  $467,296,193
                                                      ============  ============  ============  ============
Includes undistributed net investment
income (deficits) of                                     $(854,534)          $--   $(1,289,234)          $--
                                                      ============  ============  ============  ============
*Shares Issued and Redeemed
Class A:
Sold                                                     2,723,059     4,995,352     1,739,182     3,889,924
Issued for distributions reinvested                             --            --       429,026            --
Redeemed                                                (1,447,622)   (2,484,476)   (1,252,098)   (1,578,469)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in Class A shares outstanding    1,275,437     2,510,876       916,110     2,311,455
                                                      ============  ============  ============  ============
Class B:
Sold                                                       233,442       428,824       190,844       373,923
Issued for distributions reinvested                             --            --        69,270            --
Redeemed                                                  (254,169)     (366,968)     (269,204)     (370,530)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in Class B shares outstanding      (20,727)       61,856        (9,090)        3,393
                                                      ============  ============  ============  ============





Statements of Changes in Net Assets (continued)
FIRST INVESTORS EQUITY FUNDS
------------------------------------------------------------------------------------------------------------
                                                          SPECIAL SITUATIONS           FOCUSED EQUITY
                                                      --------------------------  --------------------------
                                                      10/1/2005 to  10/1/2004 to  10/1/2005 to  10/1/2004 to
                                                         3/31/2006     9/30/2005     3/31/2006     9/30/2005
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                             $(580,778)  $(1,629,311)    $(124,132)     $174,184
Net realized gain on investments                         7,977,893    54,920,845     1,031,169     2,888,567
Net unrealized appreciation (depreciation)
of investments                                          20,027,058    (9,477,244)    1,416,454     3,284,026
                                                      ------------  ------------  ------------  ------------
Net increase in net assets resulting from operations    27,424,173    43,814,290     2,323,491     6,346,777
                                                      ------------  ------------  ------------  ------------
Dividends to Shareholders
Net investment income -- Class A                                --            --       (56,977)     (111,522)
Net investment income -- Class B                                --            --            --        (5,816)
                                                      ------------  ------------  ------------  ------------
Total dividends                                                 --            --       (56,977)     (117,338)
                                                      ------------  ------------  ------------  ------------
Share Transactions*
Class A:
Proceeds from shares sold                               16,927,913    28,756,884     2,846,927     4,675,073
Reinvestment of dividends                                       --            --        56,668       110,993
Cost of shares redeemed                                (16,785,150)  (34,605,124)   (5,133,480)  (11,403,250)
                                                      ------------  ------------  ------------  ------------
                                                           142,763    (5,848,240)   (2,229,885)   (6,617,184)
                                                      ------------  ------------  ------------  ------------
Class B:
Proceeds from shares sold                                1,422,482     1,950,974       415,621       638,285
Reinvestment of dividends                                       --            --            --         5,739
Cost of shares redeemed                                 (3,469,278)   (5,674,721)   (1,464,200)   (2,929,303)
                                                      ------------  ------------  ------------  ------------
                                                        (2,046,796)   (3,723,747)   (1,048,579)   (2,285,279)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) from share transactions         (1,904,033)   (9,571,987)   (3,278,464)   (8,902,463)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in net assets                   25,520,140    34,242,303    (1,011,950)   (2,673,024)
Net Assets
Beginning of period                                    244,383,045   210,140,742    57,410,847    60,083,871
                                                      ------------  ------------  ------------  ------------
End of period                                         $269,903,185  $244,383,045   $56,398,897   $57,410,847
                                                      ============  ============  ============  ============
Includes undistributed net investment
income (deficits) of                                     $(580,778)          $--     $(124,263)      $56,846
                                                      ============  ============  ============  ============
*Shares Issued and Redeemed
Class A:
Sold                                                       807,933     1,508,510       321,455       559,778
Issued for dividends reinvested                                 --            --         6,447        13,198
Redeemed                                                  (804,617)   (1,823,381)     (578,290)   (1,366,256)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in Class A shares outstanding        3,316      (314,871)     (250,388)     (793,280)
                                                      ============  ============  ============  ============
Class B:
Sold                                                        73,334       111,825        49,321        79,352
Issued for dividends reinvested                                 --            --            --           709
Redeemed                                                  (180,528)     (324,252)     (173,290)     (364,892)
                                                      ------------  ------------  ------------  ------------
Net increase (decrease) in Class B shares outstanding     (107,194)     (212,427)     (123,969)     (284,831)
                                                      ============  ============  ============  ============

See notes to financial statements



Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS
--------------------------------------------------------------------------------
                                                                 GLOBAL
                                                      --------------------------
                                                      10/1/2005 to  10/1/2004 to
                                                         3/31/2006     9/30/2005
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                             $(566,055)      $29,227
Net realized gain on investments and foreign
currency transactions                                   16,883,880    26,274,478
Net unrealized appreciation of investments and
foreign currency transactions                            2,997,512    15,303,113
                                                      ------------  ------------
Net increase in net assets resulting from operations    19,315,337    41,606,818
                                                      ------------  ------------
Dividends to Shareholders
Net investment income -- Class A                          (511,515)           --
Net investment income -- Class B                                --            --
                                                      ------------  ------------
Total dividends                                           (511,515)           --
                                                      ------------  ------------
Share Transactions*
Class A:
Proceeds from shares sold                               15,682,990    21,167,913
Reinvestment of dividends                                  455,744            --
Cost of shares redeemed                                (15,962,724)  (30,999,052)
                                                      ------------  ------------
                                                           176,010    (9,831,139)
                                                      ------------  ------------
Class B:
Proceeds from shares sold                                1,211,402     1,619,784
Cost of shares redeemed                                 (1,958,286)   (4,823,294)
                                                      ------------  ------------
                                                          (746,884)   (3,203,510)
                                                      ------------  ------------
Net decrease from share transactions                      (570,874)  (13,034,649)
                                                      ------------  ------------
Net increase in net assets                              18,232,948    28,572,169
Net Assets
Beginning of period                                    253,092,953   224,520,784
                                                      ------------  ------------
End of period                                         $271,325,901  $253,092,953
                                                      ============  ============
Includes undistributed net investment deficit of       $(1,077,570)          $--
                                                      ============  ============
*Shares Issued and Redeemed
Class A:
Sold                                                     2,162,851     3,230,403
Issued for dividends reinvested                             63,740            --
Redeemed                                                (2,214,569)   (4,739,544)
                                                      ------------  ------------
Net increase (decrease) in Class A shares outstanding       12,022   (1,509,141)
                                                      ============  ============
Class B:
Sold                                                       181,003       266,888
Redeemed                                                  (295,332)     (800,150)
                                                      ------------  ------------
Net decrease in Class B shares outstanding                (114,329)     (533,262)
                                                      ============  ============

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS EQUITY FUNDS
March 31, 2006

1. Significant Accounting Policies--First Investors Equity Funds, a Delaware statutory trust ("the Trust"), is registered under the Investment Company Act of 1940 ("the 1940 Act") as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund (each a "Fund", collectively, "the Funds"), and accounts separately for the assets, liabilities and operations of each Fund. Focused Equity Fund is registered as a non-diversified series of the Trust. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return.

Growth & Income Fund seeks long-term growth of capital and current income.

All-Cap Growth Fund seeks long-term growth of capital.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Global Fund primarily seeks long-term capital growth and, secondarily, a reasonable level of current income.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material

FIRST INVESTORS EQUITY FUNDS
March 31, 2006

impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events, issuer-specific developments such as bankruptcies and significant fluctuations in securities markets. If the Funds' Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

At September 30, 2005, capital loss carryovers were as follows:

                                   Year Capital Loss Carryovers Expire
                    -------------------------------------------------------------------
Fund                       Total         2009          2010          2011         2012
----                       -----         ----          ----          ----         ----
Total Return        $  8,563,719  $        --   $        --   $ 8,563,719   $       --
Value                 48,807,852           --    12,401,373    36,406,479           --
Blue Chip            103,865,283           --    34,677,744    69,187,539           --
Growth & Income       26,077,239           --            --    26,077,239           --
All-Cap Growth         4,730,580           --            --     4,730,580           --
Special Situations     6,051,363           --            --     6,051,363           --
Focused Equity        23,740,685   10,726,015     1,712,582     9,856,986    1,445,102
Global                 4,588,793           --            --     4,588,793           --

C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund are declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the All-Cap Growth Fund, Focused Equity Fund, and Global Fund are held by each Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Funds will receive, as collateral, securities with a market value which will at all times be equal to at least 100% of the amount invested by the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund does not isolate the portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the six months ended March 31, 2006, the Bank of

FIRST INVESTORS EQUITY FUNDS
March 31, 2006

New York, custodian of each Fund, other than Global Fund, has provided total credits in the amount of $47,608 against custodian charges based on the uninvested cash balances of these Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2006, the Funds' expenses were reduced by $16,676 under these arrangements.

2. Security Transactions--For the six months ended March 31, 2006, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:

                                                          Long-Term U.S.
                              Securities              Government Obligations
                     ---------------------------   ---------------------------
                          Cost of       Proceeds        Cost of       Proceeds
Fund                    Purchases     from Sales      Purchases     from Sales
----                 ------------   ------------   ------------   ------------
Total Return         $ 90,383,175   $ 85,081,462    $22,141,367    $11,775,033
Value                  41,955,257     24,024,883             --             --
Blue Chip              21,755,629     33,409,512             --             --
Growth & Income       131,967,879    121,186,154             --             --
All-Cap Growth        121,046,050    110,640,809             --             --
Mid-Cap Opportunity   108,989,744    105,064,174             --             --
Special Situations     55,775,554     55,015,996             --             --
Focused Equity         20,175,479     24,247,943             --             --
Global                146,091,677    148,777,702             --             --

At March 31, 2006, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                           Gross          Gross            Net
                        Aggregate     Unrealized     Unrealized     Unrealized
Fund                         Cost   Appreciation   Depreciation   Appreciation
----                 ------------   ------------   ------------   ------------
Total Return         $300,382,290   $ 54,195,090    $11,616,359    $42,578,731
Value                 265,922,557     73,517,472      4,186,320     69,331,152
Blue Chip             371,224,642    127,129.273     10,304,080    116,825,193
Growth & Income       591,517,952    184,955,379     29,372,322    155,583,057
All-Cap Growth        187,930,410     37,059,555      3,430,383     33,629,172
Mid-Cap Opportunity   388,522,833    136,567,153      7,133,752    129,433,401
Special Situations    224,439,433     52,743,138      7,808,800     44,934,338
Focused Equity         49,614,292      8,170,766      1,009,372      7,161,394
Global                226,440,929     47,143,833      2,608,213     44,535,620

3. Advisory Fee and Other Transactions with Affiliates--Certain officers and trustees of the Trust are officers and directors of the Trust's investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank, ("FIFSB"), custodian of the Funds' retirement accounts. Trustees of the Trust who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2006, total trustees fees accrued by the Funds amounted to $74,347.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Total Return, Blue Chip and Mid-Cap Opportunity Funds--Through January 27, 2006, the rate was 1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, and declined by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. Effective January 28, 2006, the rate was changed to .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. During the period October 1, 2005 to January 27, 2006, FIMCO has waived 25% of the 1% annual fee on the first $200 million of each Fund's average daily net assets.

Special Situations Fund--Through January 27, 2006, the rate was 1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, and declined by .03% on each $250 million thereafter, down to ..66% on average daily net assets over $1 billion. Effective January 28, 2006, the rate was changed to 1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, and .64% on average daily net assets over $1.5 billion. During the period October 1, 2005 to March 31, 2006, FIMCO has waived 25% of the 1% annual fee on the first $200 million of the Fund's average daily net assets.

Value, Growth & Income, All-Cap Growth, and Focused Equity Funds--Through January 27, 2006, the rate was .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million. Effective January 28, 2006, the rate was changed to 75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66%

FIRST INVESTORS EQUITY FUNDS
March 31, 2006

on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Global Fund--Through January 27, 2006, the rate was 1% on the first $250 million of the Fund's average daily net assets, and declined by .03% on each $250 million thereafter, down to .91% on average daily net assets over $750 million. Effective January 28, 2006, the rate was changed to .98% on the first $300 million of the Fund's average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion.

For the six months ended March 31, 2006, total advisory fees accrued to FIMCO by the Funds were $12,449,301 of which $738,357 was waived.

For the six months ended March 31, 2006, FIC, as underwriter, received $9,710,454 in commissions from the sale of shares of the Funds, after allowing $28,171 to other dealers. Shareholder servicing costs included $3,487,109 in transfer agent fees accrued to ADM and $929,430 in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2006, total distribution plan fees accrued to FIC by the Funds were $5,731,864.

Wellington Management Company, LLP ("Wellington") serves as investment subadviser to All-Cap Growth Fund, Focused Equity Fund and Global Fund. Paradigm Capital Management, Inc. serves as investment subadviser to Special Situations Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Forward Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are "marked-to-market" daily at the applicable exchange rate and the resulting unrealized gains or losses are reflected in the Fund's assets.

The following forward currency contracts were open at March 31, 2006:

All-Cap Growth Fund:

Contracts to Sell                                               Unrealized
Foreign Currency              In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  ----------
    10,633 Euro                   US$  12,797       4/3/06       US$   (70)
    23,255 Euro                        28,759       4/4/06             116
                              ---------------                   ----------
                                    $  41,556
                              ===============
Net Unrealized Gain on Forward Currency Contracts                  $    46
                                                                ==========
Global Fund:

Contracts to Buy                                                Unrealized
Foreign Currency              In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  ----------
    96,253 Canadian Dollars        US$ 82,172        4/3/06      US$   335
 3,632,709 Norwegian Krone            553,589        4/4/06            (63)
                              ---------------                   ----------
                                     $635,761                          272
                              ===============                   ----------
Contracts to Sell                                               Unrealized
Foreign Currency              In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  ----------
    654,906 Hong Kong Dollar       US$ 84,394        4/3/06      US$    (3)
 91,083,776 Japanese Yen              776,040        4/3/06          4,078
 18,945,209 Japanese Yen              161,656        4/4/06          1,090
                              ---------------                   ----------
                                   $1,022,090                        5,165
                              ===============                   ----------
Net Unrealized Gain on Forward Currency Contracts                   $5,437
                                                                ==========

5. Capital--The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a "Class"). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Class A and Class B shares have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in

FIRST INVESTORS EQUITY FUNDS
March 31, 2006

Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

6. Fund Reorganizations--At the close of business on January 27, 2006, First Investors Global Fund, Inc., First Investors Series Fund (Blue Chip, Special Situations and Total Return Funds) and First Investors Series Fund II, Inc. (All-Cap Growth, Focused Equity, Growth & Income, Mid-Cap Opportunity and Value Funds) were reorganized into corresponding series of the Trust pursuant to an Agreement and Plan of Conversion and Termination (the "Reorganizations") that was approved by each Fund's shareholders. The Reorganizations were accomplished through tax-free exchanges of shares, which had no impact on net assets, operations, and number of shares outstanding.

This page intentionally left blank.

Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
2001             $16.27       $ .26         $(2.86)     $(2.60)      $ .32       $1.07          $1.39
2002++            12.28         .22          (1.59)      (1.37)        .32          --            .32
2003              10.59         .20           1.44        1.64         .21          --            .21
2004              12.02         .20            .96        1.16         .20          --            .20
2005              12.98         .23            .97        1.20         .25          --            .25
2006 (b)          13.93         .12            .66         .78         .11          --            .11


Class B
-------
2001              16.05         .18          (2.84)      (2.66)        .21        1.07           1.28
2002++            12.11         .15          (1.59)      (1.44)        .21          --            .21
2003              10.46         .09           1.44        1.53         .13          --            .13
2004              11.86         .12            .94        1.06         .12          --            .12
2005              12.80         .13            .95        1.08         .15          --            .15
2006 (b)          13.73         .07            .64         .71         .06          --            .06

-----------------------------------------------------------------------------------------------------
VALUE FUND+++
-----------------
Class A
-------
2001             $ 8.60       $ .10         $(2.10)     $(2.00)      $ .11       $ .56          $ .67
2002++             5.93         .11          (1.65)      (1.54)        .13          --            .13
2003               4.26         .08            .73         .81         .08          --            .08
2004               4.99         .07            .96        1.03         .07          --            .07
2005               5.95         .08            .65         .73         .07          --            .07
2006 (b)           6.61         .04            .52         .56         .04          --            .04

Class B
-------
2001               8.47         .06          (2.07)      (2.01)        .06         .56            .62
2002++             5.84         .07          (1.63)      (1.56)        .08          --            .08
2003               4.20         .05            .71         .76         .04          --            .04
2004               4.92         .03            .95         .98         .03          --            .03
2005               5.87         .04            .63         .67         .03          --            .03
2006 (b)           6.51         .02            .51         .53         .02          --            .02

-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total  End of Period             Investment              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
2001              $12.28    (17.31)%       $121        1.37%       2.02%       1.62%       1.77%        130%
2002++             10.59    (11.44)         129        1.47        1.91        1.72        1.66         185
2003               12.02     15.58          177        1.52        1.72        1.77        1.47          80
2004               12.98      9.65          231        1.44        1.60        1.65        1.39          41
2005               13.93      9.25          281        1.40        1.69        1.57        1.52          52
2006 (b)           14.60      5.61          305        1.42+       1.52+       1.52+       1.42+         31

Class B
-------
2001               12.11    (17.82)          19        2.07        1.32        2.32        1.07         130
2002++             10.46    (12.09)          22        2.17        1.21        2.42         .96         185
2003               11.86     14.71           28        2.22        1.02        2.47         .77          80
2004               12.80      8.92           36        2.14         .90        2.35         .69          41
2005               13.73      8.49           38        2.10         .99        2.27         .82          52
2006 (b)           14.38      5.19           38        2.12+        .82+       2.22+        .72+         31

-----------------------------------------------------------------------------------------------------------
VALUE FUND+++
-----------------
Class A
-------
2001              $ 5.93    (24.98)%       $149        1.37%       1.47%        N/A         N/A          51%
2002++              4.26    (26.34)          99        1.51        1.93         N/A         N/A          40
2003                4.99     19.04          126        1.67        1.69         N/A         N/A         198
2004                5.95     20.57          185        1.48        1.21         N/A         N/A          11
2005                6.61     12.31          267        1.43        1.31         N/A         N/A          17
2006 (b)            7.13      8.49          306        1.44+       1.29+        N/A         N/A           8

Class B
-------
2001                5.84    (25.46)          26        2.07         .77         N/A         N/A          51
2002++              4.20    (26.94)          17        2.21        1.23         N/A         N/A          40
2003                4.92     18.26           19        2.37         .99         N/A         N/A         198
2004                5.87     19.91           23        2.18         .51         N/A         N/A          11
2005                6.51     11.43           27        2.13         .61         N/A         N/A          17
2006 (b)            7.02      8.09           29        2.14+        .59+        N/A         N/A           8

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                   Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
2001             $31.09       $  --         $(8.64)     $(8.64)       $.01       $3.30          $3.31
2002              19.14        (.03)         (4.55)      (4.58)         --          --             --
2003              14.56          --           2.58        2.58          --          --             --
2004              17.14         .01           1.54        1.55          --          --             --
2005              18.69         .10           1.91        2.01         .10          --            .10
2006 (b)          20.60         .05           1.16        1.21         .03          --            .03

Class B
-------
2001              30.21        (.16)         (8.33)      (8.49)         --        3.30           3.30
2002              18.42        (.16)         (4.35)      (4.51)         --          --             --
2003              13.91        (.11)          2.46        2.35          --          --             --
2004              16.26        (.13)          1.48        1.35          --          --             --
2005              17.61         .09           1.67        1.76         .07          --            .07
2006 (b)          19.30        (.03)          1.09        1.06          --          --             --

-----------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
2001             $16.61       $ .06         $(3.99)     $(3.93)       $.03       $1.49          $1.52
2002++            11.16         .03          (2.31)      (2.28)        .05          --            .05
2003               8.83         .04           1.85        1.89         .04          --            .04
2004              10.68         .06           1.43        1.49         .03          --            .03
2005              12.14         .09           1.54        1.63         .10          --            .10
2006 (b)          13.67         .02           1.18        1.20         .03          --            .03

Class B
-------
2001              16.17        (.01)         (3.88)      (3.89)         --        1.49           1.49
2002++            10.79        (.04)         (2.24)      (2.28)         --          --             --
2003               8.51        (.03)          1.78        1.75          --          --             --
2004              10.26        (.03)          1.39        1.36          --          --             --
2005              11.62        (.04)          1.51        1.47         .03          --            .03
2006 (b)          13.06        (.05)          1.14        1.09          --          --             --

-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
2001              $19.14    (30.88)%        $445       1.35%       (.02)%      1.43%       (.10)%       117%
2002               14.56    (23.93)          333       1.48        (.17)       1.58        (.27)        144
2003               17.14     17.72           383       1.56          --        1.68        (.12)        111
2004               18.69      9.04           414       1.47         .03        1.58        (.08)         94
2005               20.60     10.76           421       1.45         .54        1.56         .43          55
2006 (b)           21.78      5.88           438       1.48+        .48+       1.54+        .42+          5

Class B
-------
2001               18.42    (31.33)           78       2.05        (.72)       2.13        (.80)        117
2002               13.91    (24.48)           57       2.18        (.87)       2.28        (.97)        144
2003               16.26     16.90            62       2.26        (.70)       2.38        (.82)        111
2004               17.61      8.30            61       2.17        (.67)       2.28        (.78)         94
2005               19.30      9.98            52       2.15        (.16)       2.26        (.27)         55
2006 (b)           20.36      5.49            50       2.18+       (.22)+      2.24+       (.28)+         5

-----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
2001              $11.16    (25.91)%        $383       1.34%        .47%        N/A         N/A         168%
2002++              8.83    (20.53)          318       1.46         .33         N/A         N/A         169
2003               10.68     21.49           400       1.52         .44         N/A         N/A          70
2004               12.14     13.95           499       1.42         .53         N/A         N/A          32
2005               13.67     13.43           597       1.38         .72         N/A         N/A          42
2006 (b)           14.84      8.75           665       1.39+        .34+        N/A         N/A          17

Class B
-------
2001               10.79    (26.38)           82       2.04        (.23)        N/A         N/A         168
2002++              8.51    (21.13)           65       2.16        (.37)        N/A         N/A         169
2003               10.26     20.56            76       2.22        (.26)        N/A         N/A          70
2004               11.62     13.26            83       2.12        (.17)        N/A         N/A          32
2005               13.06     12.65            82       2.08         .02         N/A         N/A          42
2006 (b)           14.15      8.35            83       2.09+       (.36)+       N/A         N/A          17

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(a)          $10.00       $(.05)        $(3.42)     $(3.47)         --          --             --
2002               6.53        (.06)         (1.14)      (1.20)         --          --             --
2003               5.33        (.06)          1.48        1.42          --          --             --
2004               6.75        (.07)          1.12        1.05          --          --             --
2005               7.80        (.05)          1.07        1.02          --          --             --
2006 (b)           8.82        (.03)           .83         .80          --          --             --

Class B
-------
2001(a)           10.00        (.08)         (3.43)      (3.51)         --          --             --
2002               6.49        (.10)         (1.13)      (1.23)         --          --             --
2003               5.26        (.09)          1.44        1.35          --          --             --
2004               6.61        (.12)          1.10         .98          --          --             --
2005               7.59        (.11)          1.04         .93          --          --             --
2006 (b)           8.52        (.06)           .80         .74          --          --             --

-----------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
2001             $26.66        (.05)        $(7.67)     $(7.72)         --       $1.30          $1.30
2002              17.64        (.13)         (1.73)      (1.86)         --          --             --
2003              15.78        (.12)          3.52        3.40          --          --             --
2004              19.18        (.09)          3.62        3.53          --          --             --
2005              22.71        (.09)          5.62        5.53          --          --             --
2006 (b)          28.24        (.06)          2.24        2.18          --         .78            .78

Class B
-------
2001              25.54        (.18)         (7.32)      (7.50)         --        1.30           1.30
2002              16.74        (.24)         (1.63)      (1.87)         --          --             --
2003              14.87        (.23)          3.31        3.08          --          --             --
2004              17.95        (.23)          3.38        3.15          --          --             --
2005              21.10        (.26)          5.22        4.96          --          --             --
2006 (b)          26.06        (.15)          2.06        1.91          --         .78            .78

-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(a)           $ 6.53    (34.70)%        $ 35       1.75%+      (.90)%+     2.10%+     (1.25)%+       84%
2002                5.33    (18.38)           44       1.75       (1.03)       1.98       (1.26)        138
2003                6.75     26.64            77       1.94       (1.15)       1.96       (1.17)        126
2004                7.80     15.56           130       1.68       (1.12)        N/A         N/A          75
2005                8.82     13.08           169       1.58        (.66)        N/A         N/A          91
2006 (b)            9.62      9.07           197       1.58+       (.74)+       N/A         N/A          56

Class B
-------
2001(a)             6.49    (35.10)            8       2.45+      (1.60)+      2.80+      (1.95)+        84
2002                5.26    (18.95)            9       2.45       (1.73)       2.68       (1.96)        138
2003                6.61     25.67            14       2.64       (1.85)       2.66       (1.87)        126
2004                7.59     14.83            20       2.38       (1.82)        N/A         N/A          75
2005                8.52     12.25            23       2.28       (1.36)        N/A         N/A          91
2006 (b)            9.26      8.69            25       2.28+      (1.44)+       N/A         N/A          56

-----------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
2001              $17.64    (30.34)%        $109       1.51%       (.27)%      1.76%       (.52)%       123%
2002               15.78    (10.55)          131       1.70        (.82)       1.95       (1.07)        112
2003               19.18     21.55           192       1.73        (.80)       1.97       (1.04)         37
2004               22.71     18.41           277       1.56        (.46)       1.73        (.63)         40
2005               28.24     24.35           410       1.48        (.39)       1.61        (.52)         43
2006 (b)           29.64      8.05           458       1.47+       (.47)+      1.54+       (.54)+        22

Class B
-------
2001               16.74    (30.84)           22       2.21        (.97)       2.46       (1.22)        123
2002               14.87    (11.17)           25       2.40       (1.52)       2.65       (1.77)        112
2003               17.95     20.71            35       2.43       (1.50)       2.67       (1.74)         37
2004               21.10     17.55            46       2.26       (1.16)       2.43       (1.33)         40
2005               26.06     23.51            57       2.18       (1.09)       2.31       (1.22)         43
2006 (b)           27.19      7.68            59       2.17+      (1.17)+      2.24+      (1.24)+        22

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
2001             $31.82       $(.18)       $(11.59)    $(11.77)         --       $4.89          $4.89
2002              15.16        (.19)         (2.31)      (2.50)         --          --             --
2003              12.66        (.17)          3.14        2.97          --          --             --
2004              15.63        (.18)          1.39        1.21          --          --             --
2005              16.84        (.12)          3.72        3.60          --          --             --
2006 (b)          20.44        (.04)          2.36        2.32          --          --             --

Class B
-------
2001              30.46        (.29)        (11.00)     (11.29)         --        4.89           4.89
2002              14.28        (.29)         (2.15)      (2.44)         --          --             --
2003              11.84        (.25)          2.93        2.68          --          --             --
2004              14.52        (.30)          1.32        1.02          --          --             --
2005              15.54        (.26)          3.44        3.18          --          --             --
2006 (b)          18.72        (.11)          2.16        2.05          --          --             --

-----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
2001             $10.38       $(.03)        $(2.63)     $(2.66)       $ --          --           $ --
2002               7.72        (.07)         (1.92)      (1.99)         --          --             --
2003               5.73        (.02)          1.52        1.50          --          --             --
2004               7.23        (.02)           .62         .60          --          --             --
2005               7.83         .03            .86         .89         .02          --            .02
2006 (b)           8.70        (.01)           .38         .37         .01          --            .01

Class B
-------
2001              10.26        (.09)         (2.59)      (2.68)         --          --             --
2002               7.58        (.13)         (1.86)      (1.99)         --          --             --
2003               5.59        (.07)          1.48        1.41          --          --             --
2004               7.00        (.08)           .61         .53          --          --             --
2005               7.53        (.02)           .82         .80          --          --             --
2006 (b)           8.33        (.05)           .37         .32          --          --             --

-----------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
2001              $15.16    (42.86)%        $164       1.54%       (.94)%      1.75%      (1.15)%       183%
2002               12.66    (16.49)          138       1.69       (1.24)       1.93       (1.48)        153
2003               15.63     23.46           169       1.80       (1.26)       2.05       (1.51)        111
2004               16.84      7.74           190       1.63       (1.08)       1.86       (1.31)        119
2005               20.44     21.38           224       1.60        (.64)       1.82        (.86)        112
2006 (b)           22.76     11.35           249       1.57+       (.42)+      1.77+       (.62)+        23

Class B
-------
2001               14.28    (43.26)           21       2.24       (1.64)       2.45       (1.85)        183
2002               11.84    (17.09)           18       2.39       (1.94)       2.63       (2.18)        153
2003               14.52     22.63            20       2.50       (1.96)       2.75       (2.21)        111
2004               15.54      7.03            21       2.33       (1.78)       2.56       (2.01)        119
2005               18.72     20.46            21       2.30       (1.34)       2.52       (1.56)        112
2006 (b)           20.77     10.95            21       2.27+      (1.12)+      2.47+      (1.32)+        23

-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
2001              $ 7.72    (25.63)%        $ 51       1.75%       (.35)%       N/A         N/A         240%
2002                5.73    (25.78)           38       1.83        (.90)        N/A         N/A         150
2003                7.23     26.18            48       1.99        (.35)        N/A         N/A          49
2004                7.83      8.30            49       1.85        (.30)        N/A         N/A          39
2005                8.70     11.35            48       1.79         .41         N/A         N/A          60
2006 (b)            9.06      4.26            48       1.89+       (.32)+       N/A         N/A          36

Class B
-------
2001                7.58    (26.12)           13       2.45       (1.05)        N/A         N/A         240
2002                5.59    (26.25)            9       2.53       (1.60)        N/A         N/A         150
2003                7.00     25.22            11       2.69       (1.05)        N/A         N/A          49
2004                7.53      7.57            11       2.55       (1.00)        N/A         N/A          39
2005                8.33     10.68             9       2.49        (.29)        N/A         N/A          60
2006 (b)            8.65      3.84             9       2.59+      (1.02)+       N/A         N/A          36

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                  Less Distributions
                                  Investment Operations                  from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
2001              $8.11       $(.01)        $(2.13)     $(2.14)       $ --       $ .76          $ .76
2002               5.21        (.01)          (.96)       (.97)         --          --             --
2003               4.24        (.01)           .93         .92          --          --             --
2004               5.16        (.01)           .78         .77          --          --             --
2005               5.93          --           1.13        1.13          --          --             --
2006 (b)           7.06        (.01)           .56         .55         .02          --            .02

Class B
-------
2001               7.80        (.06)         (2.03)      (2.09)         --         .76            .76
2002               4.95          --           (.95)       (.95)         --          --             --
2003               4.00        (.04)           .88         .84          --          --             --
2004               4.84        (.05)           .73         .68          --          --             --
2005               5.52        (.04)          1.04        1.00          --          --             --
2006 (b)           6.52        (.04)           .52        0.48          --          --             --

-----------------------------------------------------------------------------------------------------

  * Calculated without sales charges.

 ** Net of expenses waived or assumed by FIMCO (Note 3).

  + Annualized

 ++ Prior to October 1, 2001, the Total Return Fund, Value Fund and
    Growth & Income Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on the net assets of the Funds.

+++ Prior to December 31, 2002, known as Utilities Income Fund.

(a) For the period October 25, 2000 (commencement of operations) to
    September 30, 2001.

(b) For the period October 1, 2005 to March 31, 2006.


See notes to financial statements





-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
2001               $5.21    (28.87)%        $234       1.77%       (.21)%       N/A         N/A         116%
2002                4.24    (18.62)          173       1.87        (.35)        N/A         N/A         125
2003                5.16     21.70           192       1.98        (.19)        N/A         N/A         112
2004                5.93     14.92           209       1.86        (.13)        N/A         N/A         105
2005                7.06     19.06           239       1.78         .05         N/A         N/A         104
2006 (b)            7.59      7.74           257       1.84+       (.40)+       N/A         N/A          58

Class B
-------
2001                4.95    (29.42)           18       2.47        (.91)        N/A         N/A         116
2002                4.00    (19.19)           14       2.57       (1.05)        N/A         N/A         125
2003                4.84     21.00            15       2.68        (.89)        N/A         N/A         112
2004                5.52     14.05            15       2.56        (.83)        N/A         N/A         105
2005                6.52     18.12            14       2.48        (.65)        N/A         N/A         104
2006 (b)            7.00      7.36            15       2.54+      (1.10)+       N/A         N/A          58

-----------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund (each a series of First Investors Equity Funds), as of March 31, 2006, the related statements of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund as of March 31, 2006, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                   Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 2, 2006

FIRST INVESTORS EQUITY FUNDS

Trustees
-----------------------
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
-----------------------
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS EQUITY FUNDS

Shareholder Information
-----------------------
Investment Adviser                         Custodian  (Global Fund only)
First Investors Management Company, Inc.   Brown Brothers Harriman & Co.
95 Wall Street                             40 Water Street
New York, NY 10005                         Boston, MA 02109

Subadviser                                 Transfer Agent
(Special Situations Fund only)             Administrative Data Management Corp.
Paradigm Capital Management, Inc.          Raritan Plaza I - 8th Floor
Nine Elk Street                            Edison, NJ 08837-3620
Albany, NY 12207
                                           Independent Registered
Subadviser                                 Public Accounting Firm
(All-Cap Growth Fund,                      Tait, Weller & Baker LLP
Focused Equity Fund and                    1818 Market Street
Global Fund only)                          Philadelphia, PA 19103
Wellington Management Company, LLP
75 State Street                            Legal Counsel
Boston, MA 02109                           Kirkpatrick & Lockhart
                                           Nicholson Graham LLP
Underwriter                                1800 Massachusetts Avenue, N.W.
First Investors Corporation                Washington, DC 20036
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

The Statement of Additional Information includes additional information about the Trust's trustees and is available without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

NOTES

NOTES

NOTES

Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  June 7, 2006


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Equity Funds
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  June 7, 2006